                                MARKED TO INDICATE CHANGES FROM POST-EFFECTIVE
                                  AMENDMENTS NO. 1 AND 7

    As filed with the Securities and Exchange Commission on March 13, 1996
                       Securities Act File No. 33-79858
               Investment Company Act of 1940 File No. 811-8544

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549
                                 --------------
                                   FORM N-1A
                             REGISTRATION STATEMENT
                                     UNDER
                            THE SECURITIES ACT OF 1933               / /
                          POST-EFFECTIVE AMENDMENT NO. 8             /X/
                                      and
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940              / /
                                 AMENDMENT NO. 9                     /X/
                                 --------------
                                UAM FUNDS TRUST
                           (Exact Name of Registrant)

                     c/o United Asset Management Corporation
                             One International Place
                           Boston, Massachusetts  02110
                      (Address of Principal Executive Office)
                   Registrant's Telephone Number (617) 330-8900

                               Karl O. Hartmann
                   c/o Chase Global Funds Services Company
                    73 Tremont Street, Boston, MA  02108
                  (Name and Address of Agent for Service)
                                 --------------
                                   COPY TO:
                             Audrey C. Talley, Esq.

                      Stradley, Ronon, Stevens & Young LLP

                           2600 One Commerce Square
                         Philadelphia, PA  19103-7098

               IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE
                   (CHECK APPROPRIATE BOX):
               x    Immediately upon filing pursuant to Paragraph (b)
               o    on (date) pursuant to Paragraph (b)
               o    60 days after filing pursuant to paragraph (a) (1)
               o    on (date) pursuant to paragraph (a) (1)
               o    75 days after filing pursuant to Paragraph (a) (2)
               o    on (date) pursuant to Paragraph (a) (2) of Rule 485.

REGISTRANT HAS PREVIOUSLY ELECTED AND HEREBY CONTINUES ITS ELECTION TO REGISTER AN INDEFINITE NUMBER OF SHARES PURSUANT TO REGULATION 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940 AS AMENDED. REGISTRANT FILED ITS RULE 24F-2 NOTICE FOR THE FISCAL YEAR ENDED APRIL 30, 1995 ON JUNE 28, 1995.

                                UAM FUNDS TRUST
                           FORM N-1A CROSS REFERENCE


FORM N-1A ITEM NUMBER                                          LOCATION IN PROSPECTUS
---------------------                                          ----------------------

Item  1.  Cover Page...........................................Cover Page
Item  2.  Synopsis.............................................Fees and Expenses; Summary:
                                                               About  the Portfolio; Risk Factors
Item  3.  Condensed Financial Information......................Financial Highlights
Item  4.  General Description of Registrant....................Summary: About the Portfolio;
                                                               Risk Factors; Details on
                                                               Investment Policies, General Fund Information
Item  5.  Management of the Fund...............................Summary: About the Portfolio; Fund
                                                               Management and Administration
Item  5A. Management's Discussion of
          Fund Performance.....................................Included in Registrant's April 30, 1995
                                                               Annual Reports to Shareholders
Item  6.  Capital Stock and Other Securities...................Buying, Selling and Exchanging Shares;
                                                               How Share Prices are Determined;
                                                               Dividends, Capital Gains
                                                               Distributions and Taxes
Item  7.  Purchase of Securities Being Offered.................Buying, Selling and Exchanging Shares
Item  8.  Redemption or Repurchase.............................Buying, Selling and Exchanging Shares
Item  9.  Pending Legal Proceedings............................Not Applicable



                                                               LOCATION IN STATEMENT
FORM N-1A ITEM NUMBER                                          OF ADDITIONAL INFORMATION
---------------------                                          -------------------------

Item 10.  Cover Page...........................................Cover Page
Item 11.  Table of Contents....................................Table of Contents
Item 12.  General Information and History......................Investment Objectives and
                                                               Policies; General Information
Item 13.  Investment Objectives and Policies...................Investment Objectives and
                                                               Policies; Investment Limitations
Item 14.  Management of the Fund...............................Management of the Fund
Item 15.  Control Persons and Principal
          Holders of Securities................................Management of the Fund
Item 16.  Investment Advisory and Other Services...............Investment Adviser
Item 17.  Brokerage Allocation and Other Practices.............Portfolio Transactions
Item 18.  Capital Stock and Other Securities...................General Information
Item 19.  Purchase, Redemption and Pricing of
          Securities Being Offered.............................Purchase of Shares; Redemption
                                                               of Shares
Item 20.  Tax Status...........................................General Information; Federal Taxes
Item 21.  Underwriters.........................................Management of the Fund
Item 22.  Calculation of Performance Data......................Performance Calculations
Item 23.  Financial Statements.................................Financial Statements


PART C

Information required to be included in Part C is set forth under the appropriate item so numbered in Part C to this Registration Statement.

                               UAM FUNDS TRUST

                         POST-EFFECTIVE AMENDMENT NO. 8

                                    PART A


The following Prospectuses are incorporated by reference to Post-Effective Amendment No. 7 filed on August 28, 1995:


-  Chicago Asset Management Intermediate Bond Portfolio Institutional Class
   Shares
-  Chicago Asset Management Value/Contrarian Portfolio Institutional Class
   Shares
-  MJI Global Bond Portfolio Institutional Class Shares
-  MJI International Equity Portfolio Institutional Class Shares


The following Prospectuses are also incorporated by reference to Post-Effective Amendment No. 4 filed on February 9, 1995:


-  Hanson Equity Portfolio Institutional Class Shares
-  BHM&S Total Return Bond Portfolio Institutional Class Shares
-  BHM&S Total Return Bond Portfolio Institutional Service Class Shares


The following Prospectus is also incorporated by reference to Post-Effective Amendment No. 3 filed on December 14, 1994:


-  IRC Enhanced Index Portfolio Institutional Class Shares


The following Prospectus is also incorporated by reference to Post-Effective Amendment No. 2 filed on November 25, 1994:


-  Dwight Principal Preservation Portfolio Institutional Class Shares


The following Prospectuses are also incorporated by reference to Post-Effective Amendment No. 1 filed on November 15, 1994:


-  Newbold's Equity Portfolio Institutional Class Shares
-  TJ Core Equity Portfolio Institutional Service Class Shares

                          UAM FUNDS TRUST (THE "FUND")



                                   PART A



    The Prospectuses for the Newbold's Equity Portfolio and the TJ Core Equity Portfolio (the "Portfolios") each dated January 29, 1995, as supplemented October 31, 1995, are incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-79858) filed with the Securities and Exchange Commission on November 15, 1994. Each Prospectus is supplemented by its respective Financial Highlights as of February 29, 1996 filed herein to comply with the Fund's undertaking to file a post-effective amendment containing reasonably current financial statements which need not be audited within four to six months of the commencement of the Portfolios.

                               UAM FUNDS TRUST
                         NEWBOLD'S EQUITY PORTFOLIO
                         INSTITUTIONAL CLASS SHARES



   SUPPLEMENT DATED MARCH 13, 1996 TO THE PROSPECTUS DATED JANUARY 29, 1995



                              FINANCIAL HIGHLIGHTS
                                 (Unaudited)



    The following table provides financial highlights for the Newbold's Equity Portfolio (the "Portfolio") throughout the period presented and is part of the Portfolio's unaudited financial statements for the period ended February 29, 1996 which is included in the Portfolio's Statement of Additional Information. The Statement of Additional Information and the financial statements therein are available at no cost and can be requested by writing to the address or calling the telephone number on the cover of the Prospectus. The following should be read in conjunction with the financial statements including the notes thereto.



                                               September 13, 1995*
                                              to February 29, 1996
                                                   (Unaudited)
------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                 $10.00
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income..........................        0.12+
Net Realized and Unrealized Gain on
    Investments................................        0.59
------------------------------------------------------------------------------
Total from Investment Operations...............        0.71
------------------------------------------------------------------------------
DISTRIBUTION
Net Investment Income..........................       (0.07)
Net Realized Gain..............................       (0.02)
------------------------------------------------------------------------------
    Total Distributions........................       (0.09)
------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD.................      $10.62
------------------------------------------------------------------------------
------------------------------------------------------------------------------

TOTAL RETURN...................................        7.17%++
------------------------------------------------------------------------------
------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)..........      $12,964
Ratio of Net Expenses to Average Net Assets....        0.90%**+
Ratio of Net Investment Income to Average
   Net Assets..................................        2.63%**+
Portfolio Turnover Rate........................          66%
------------------------------------------------------------------------------

*  Commencement of Operations
** Annualized
+ Net of voluntarily waived fees and expenses assumed by the Adviser of $0.04 per share for the period ended February 29, 1996.
++ Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser.

                               UAM FUNDS TRUST
                          TJ CORE EQUITY PORTFOLIO
                     INSTITUTIONAL SERVICE CLASS SHARES



   SUPPLEMENT DATED MARCH 13, 1996 TO THE PROSPECTUS DATED JANUARY 29, 1995



                            FINANCIAL HIGHLIGHTS
                                (Unaudited)



    The following table provides financial highlights for the TJ Core Equity Portfolio (the "Portfolio") throughout the period presented and is part of the Portfolio's unaudited financial statements for the period ended February 29, 1996 which is included in the Portfolio's Statement of Additional Information. The Statement of Additional Information and the financial statements therein are available at no cost and can be requested by writing to the address or calling the telephone number on the cover of the Prospectus. The following should be read in conjunction with the financial statements including the notes thereto.



                                               September 13, 1995*
                                              to February 29, 1996
                                                   (Unaudited)
------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $10.00
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income..........................        0.06+
Net Realized and Unrealized Gain/Loss
    on Investments.............................        0.71
------------------------------------------------------------------------------
    Total from Investment Operations...........        0.77
------------------------------------------------------------------------------
DISTRIBUTION
Net Investment Income..........................       (0.03)+
------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD.................      $10.74
------------------------------------------------------------------------------
------------------------------------------------------------------------------

TOTAL RETURN...................................        7.72%++
------------------------------------------------------------------------------
------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)..........       $958
Ratio of Expenses to Average Net Assets........        1.25%**+
Ratio of Net Investment Income to Average
   Net Assets..................................        1.46%**+
Portfolio Turnover Rate........................           8%
------------------------------------------------------------------------------

*   Commencement of Operations
**  Annualized
+ Net of voluntarily waived fees and expenses assumed by the Adviser of $0.48 per share for the period ended February 29, 1996.
++ Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser.

                               UAM FUNDS TRUST

                        POST-EFFECTIVE AMENDMENT NO. 8

                                    PART B

Statements of Additional Information included in this Post-Effective Amendment No. 8:



-  Newbold's Equity Portfolio  Institutional Class Shares
-  TJ Core Equity Portfolio Institutional Service Class Shares


The following Statements of Additional Information are also incorporated by reference to Post-Effective Amendment No. 7:

-  Chicago Asset Management Intermediate Bond Portfolio Institutional Class
   Shares
-  Chicago Asset Management Value/Contrarian Portfolio Institutional Class
   Shares
-  MJI Global Bond Portfolio Institutional Class Shares
-  MJI International Equity Portfolio Institutional Class Shares

The following Statements of Additional Information are also incorporated by reference to Post-Effective Amendment No. 4:

-  Hanson Equity Portfolio Institutional Class Shares
- BHM&S Total Return Bond Portfolio Institutional Class Shares and Institutional Service Class Shares

The following Statement of Additional Information is also incorporated by reference to Post-Effective Amendment No. 3 filed on December 14, 1994:

-  IRC Enhanced Index Portfolio Institutional Class Shares

The following Statement of Additional Information is also incorporated by reference to Post-Effective Amendment No. 2 filed on November 25, 1994:


-  Dwight Principal Preservation Portfolio Institutional Class Shares

                                    PART B


                                  UAM FUNDS


                          NEWBOLD'S EQUITY PORTFOLIO
                          INSTITUTIONAL CLASS SHARES


                      STATEMENT OF ADDITIONAL INFORMATION


                   January 29, 1995, as amended March 13, 1996



This Statement is not a Prospectus but should be read in conjunction with the Prospectus of the UAM Funds Trust (the "UAM Funds" or the "Fund") for the Newbold's Equity Portfolio Institutional Class Shares dated January 29, 1995. To obtain the Prospectus, please call the UAM Funds Service Center:

                                 1-800-638-7983


                               Table of Contents


                                                                       PAGE
                                                                       ----

     Investment Objective and Policies.................................  2
     Purchase of Shares................................................  5
     Redemption of Shares..............................................  5
     Shareholder Services..............................................  6
     Investment Limitations............................................  6
     Management of the Fund............................................  7
     Investment Adviser................................................  9
     Portfolio Transactions............................................ 10
     Performance Calculations.......................................... 10
     General Information............................................... 13
     Financial Statements.............................................. 14

INVESTMENT OBJECTIVE AND POLICIES


    The following policies supplement the investment objective and policies of the Newbold's Equity Portfolio as set forth in the Prospectus for the
Portfolio:

SECURITIES LENDING

    The Portfolio may lend its investment securities to qualified institutional investors who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its investment securities, the Portfolio attempts to increase its income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio. The Portfolio may lend its investment securities to qualified brokers, dealers, domestic and foreign banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act of 1940, as amended, (the "1940 Act") or the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "Commission") thereunder, which currently require that (a) the borrower pledge and maintain with the Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a domestic U.S. bank or securities issued or guaranteed by the United States Government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Portfolio at any time, and (d) the Portfolio receives reasonable interest on the loan (which may include the Portfolio investing any cash collateral in interest bearing short-term investments). All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Board of Trustees.


    At the present time, the Staff of the Commission does not object if an investment company pays reasonable negotiated fees in connection with loaned securities so long as such fees are set forth in a written contract and approved by the investment company's Board of Trustees. The Portfolio will continue to retain any voting rights with respect to the loaned securities. If a material event occurs affecting an investment on a loan, the loan must be called and the securities voted.

HEDGING STRATEGIES

    The Portfolio may engage in various portfolio strategies to hedge against adverse movements in the equity markets. The Portfolio may buy or sell futures contracts, write (i.e., sell) covered call options on its portfolio securities, purchase put and call options on securities and engage in transactions in related options on such futures. Each of these portfolio strategies is described below. Although certain risks are involved in options and futures transactions, the Adviser believes that, because the Portfolio will engage in options and futures transactions only for hedging purposes, the options and futures portfolio strategies of the Portfolio will not subject it to the risks frequently associated with the speculative use of options and futures transactions. While the Portfolio's use of hedging strategies is intended to reduce the volatility of the net asset value of the Portfolio shares, the Portfolio's net asset value will fluctuate. There can be no assurance that the Portfolio's hedging transactions will be effective. Also, the Portfolio may not necessarily be engaging in hedging activities when movements in any particular equity market occur.

FUTURES CONTRACTS

    The Portfolio may enter into futures contracts for the purposes of hedging, remaining fully invested and reducing transactions costs. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"), a U.S. Government agency.

    Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold" or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

    Futures traders are required to make a good faith margin deposit in cash or acceptable securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Portfolio expects to earn interest income on its margin deposits.

    Traders in futures contracts may be broadly classified as either "hedgers" or "speculators". Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities otherwise held for investment purposes or expected to be acquired by them. Speculators are less inclined to own the securities underlying the futures contracts which they trade and use futures contracts with the expectation of realizing profits from a fluctuation in interest rates. The Portfolio intends to use futures contracts only for hedging purposes.

    Regulations of the CFTC applicable to the Fund require that all of its futures transactions constitute bona fide straddles or that the Fund's commodity futures and option positions be for other purposes, to the extent that the aggregate initial margins and premiums required to establish such non-hedging positions do not exceed five percent of the liquidation value of the Portfolio. The Portfolio will only sell futures contracts to protect securities it owns against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase. As evidence of this hedging interest, the Portfolio expects that approximately 75% of its futures contracts purchases will be "completed", that is, equivalent amounts of related securities will have been purchased or will be purchased by the Portfolio on the settlement date of the futures contracts.

    Although techniques other than the sale and purchase of futures contracts could be used to control the Portfolio's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the Portfolio will incur commission expenses in both opening and closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of the underlying securities.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS

    The Portfolio will not enter into futures contract transactions to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of its total assets. In addition, the Portfolio will not enter into futures contracts to the extent that its outstanding obligations to purchase securities under these contracts would exceed 20% of its total assets.

RISK FACTORS IN FUTURES TRANSACTIONS

     The Portfolio will minimize the risk that it will be unable to close out a futures position by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular futures contract at any given time. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Portfolio would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Portfolio has insufficient cash, it may have to sell securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Portfolio may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close futures positions also could have an adverse impact on the Portfolio's ability to effectively hedge.

    The risk of loss in trading futures contracts in some strategies can be substantial due both to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in excess of the amount invested in the contract. However, because the futures strategies of the Portfolio are engaged in only for hedging purposes, the Adviser does not believe that the Portfolio is subject to the risks of loss frequently associated with futures transactions. The Portfolio would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

    Utilization of futures transactions by the Portfolio does involve the risk of imperfect or no correlation where the securities underlying the futures contracts have different maturities than the portfolio securities being hedged. It is also possible that the Portfolio could lose money on futures contracts and also experience a decline in value of portfolio securities. There is also the risk of loss by the Portfolio of margin deposits in the event of bankruptcy of a broker with whom the Portfolio has an open position in a futures contract or related option.

    Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

    Futures contracts may be traded on foreign exchanges. Such transactions are subject to the risks of governmental actions affecting trading in or the prices of the securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Portfolio's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and
(v) lesser trading volume.

OPTIONS

    The Portfolio may purchase and sell put and call options on securities and futures contracts for hedging purposes. Investments in options involve some of the same considerations that are involved in connection with investments in futures contracts (e.g., the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying security or contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract on which it is based or the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract or securities.

WRITING COVERED CALL OPTIONS

    The principal reason for writing call options is to attempt to realize, through the receipt of premiums, a greater return than would be realized on securities alone. By writing covered call options, the Portfolio gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, the Portfolio's ability to sell the underlying security will be limited while the option is in effect unless the Portfolio effects a closing purchase transaction. A closing purchase transaction cancels out the Portfolio's position as the writer of an option by means of an offsetting purchase of an identical option prior to the expiration of the option it has written. Covered call options serve as a partial hedge against the price of the underlying security declining. The Portfolio writes only covered options, which means that so long as the Portfolio is obligated as the writer of the option it will, in a segregated account with its custodian, maintain cash, U.S. government securities or other high grade liquid debt securities denominated in U.S. dollars with a value equal to or greater than the exercise price of the underlying securities.

PURCHASING OPTIONS

    The amount of any appreciation in the value of the underlying security subject to a put will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and profit or loss from a sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs. A closing sale transaction cancels out the Portfolio's position as purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased. In certain circumstances, the Portfolio may purchase call options on securities held in its investment portfolio on which it has written call options or on securities which it intends to purchase.

                              PURCHASE OF SHARES


    Shares of the Portfolio may be purchased without sales commission at the net asset value per share next determined after an order is received in proper form by the Fund, and payment is received by the Fund's custodian. The minimum initial investment required for the Portfolio is $100,000 with certain exceptions as may be determined from time to time by the officers of the Fund. An order received in proper form prior to the 4:00 p.m. close of the New York Stock Exchange (the "Exchange") will be executed at the price computed on the date of receipt; and an order received not in proper form or after the 4:00 p.m. close of the Exchange will be executed at the price computed on the next day the Exchange is open after proper receipt. The Exchange will be closed on the following days: Good Friday, April 5, 1996; Memorial Day, May 27, 1996; and Independence Day, July 4, 1996.


    The Portfolio reserves the right in its sole discretion (1) to suspend the offering of its shares, (2) to reject purchase orders when in the judgment of management such rejection is in the best interests of the Fund, and (3) to reduce or waive the minimum for initial and subsequent investment for certain fiduciary accounts such as employee benefit plans or under circumstances where certain economies can be achieved in sales of the Portfolio's shares.

                             REDEMPTION OF SHARES

    The Portfolio may suspend redemption privileges or postpone the date of payment (1) during any period that both the Exchange and custodian bank are closed or trading on the Exchange is restricted as determined by the Commission, (2) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Portfolio to dispose of securities owned by it or to fairly determine the value of its assets, and (3) for such other periods as the Commission may permit. The Fund has made an election with the Commission to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period. Such commitment is irrevocable without the prior approval of the Commission. Redemptions in excess of the above limits may be paid, in whole or in part, in investment securities or in cash as the Board of Trustees may deem advisable; however, payment will be made wholly in cash unless the Board of Trustees believe that economic or market conditions exist which would make such a practice detrimental to the best interests of the Fund. If redemptions are paid in investment securities, such securities will be valued as set forth in the Prospectus under "How Share Prices are Determined", and a redeeming shareholder would normally incur brokerage expenses if those securities were converted to cash.

    No charge is made by the Portfolio for redemptions. Any redemption may be more or less than the shareholder's initial cost depending on the market value of the securities held by the Portfolio.

SIGNATURE GUARANTEES


    To protect your account, the Fund and Chase Global Funds Services Company (the "Administrator") from fraud, signature guarantees are required for certain redemptions. Signature guarantees are required for (1) redemptions where the proceeds are to be sent to someone other than the registered shareowner(s) or the registered address or (2) share transfer requests. The purpose of signature guarantees is to verify the identity of the party who has authorized a redemption.


    Signatures must be guaranteed by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. A complete definition of eligible guarantor institution is available from the Administrator. Broker-dealers guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program.

    The signature guarantee must appear either: (1) on the written request for redemption; (2) on a separate instrument for assignment ("stock power") which should specify the total number of shares to be redeemed; or (3) on all stock certificates tendered for redemption and, if shares held by the Fund are also being redeemed, on the letter or stock power.

                             SHAREHOLDER SERVICES

    The following supplements the shareholder services information set forth in the Newbold's Equity Portfolio's Prospectus:

EXCHANGE PRIVILEGE


    Institutional Class Shares of the Newbold's Equity Portfolio may be exchanged for any other Institutional Class Shares of a Portfolio included within the UAM Funds which is comprised of the Fund and UAM Funds, Inc. (See the list of Portfolios of the UAM Funds - Institutional Class Shares at the end of the Prospectus.) Exchange requests should be made by calling the Fund (1-800-638-7983) or by writing to UAM Funds, UAM Funds Service Center, c/o Chase Global Funds Services Company, P.O. Box 2798, Boston, MA 02208-2798. The exchange privilege is only available with respect to Portfolios that are registered for sale in the shareholder's state of residence.



    Any such exchange will be based on the respective net asset values of the shares involved. There is no sales commission or charge of any kind. Before making an exchange into a Portfolio, a shareholder should read its Prospectus and consider the investment objectives of the Portfolio to be purchased. You may obtain a Prospectus for the Portfolio(s) you are interested in by calling the UAM Funds Service Center at 1-800-638-7983.


    Exchange requests may be made either by mail or telephone. Telephone exchanges will be accepted only if the certificates for the shares to be exchanged are held by the Fund for the account of the shareholder and the registration of the two accounts will be identical. Requests for exchanges received prior to 4:00 p.m. (Eastern Time) will be processed as of the close of business on the same day. Requests received after 4:00 p.m. will be processed on the next business day. Neither the Fund nor the Administrator will be responsible for the authenticity of the exchange instructions received by telephone. Exchanges may also be subject to limitations as to amounts or frequency, and to other restrictions established by the Board of Trustees to assure that such exchanges do not disadvantage the Fund and its shareholders.

    For Federal income tax purposes an exchange between Portfolios is a taxable event, and, accordingly, a capital gain or loss may be realized. In a revenue ruling relating to circumstances similar to the Fund's, an exchange between series of a Fund was also deemed to be a taxable event. It is likely, therefore, that a capital gain or loss would be realized on an exchange between Portfolios; you may want to consult your tax adviser for further information in this regard. The exchange privilege may be modified or terminated at any time.

TRANSFER OF SHARES

    Shareholders may transfer shares of the Portfolio to another person by making a written request to the Fund. The request should clearly identify the account and number of shares to be transferred, and include the signature of all registered owners and all stock certificates, if any, which are subject to the transfer. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described under "Redemption of Shares." As in the case of redemptions, the written request must be received in good order before any transfer can be made.

                            INVESTMENT LIMITATIONS

    The following limitations supplement those set forth in the Prospectus. Whenever an investment limitation sets forth a percentage limitation on investment or utilization of assets, such limitation shall be determined immediately after and as a result of the Portfolio's acquisition of such security or other asset. Accordingly, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered when determining whether the investment complies with the Portfolio's investment limitations. Investment limitations (1), (2), (3) and
(4) are classified as fundamental. The Portfolio's fundamental investment limitations cannot be changed without approval by a "majority of the outstanding shares" (as defined in the 1940 Act) of the Portfolio. The Portfolio will not:

    (1) invest in physical commodities or contracts on physical commodities;

    (2) purchase or sell real estate or real estate limited partnerships, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate;

    (3) make loans except (i) by purchasing debt securities in accordance with its investment objectives and (ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the Commission thereunder;

    (4) underwrite the securities of other issuers;

    (5) invest in futures and/or options on futures unless (i) not more than 5% of the Portfolio's assets are required as deposit to secure obligations under such futures and/or options on futures contracts provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing such 5% and (ii) not more than 20% of the Portfolio's assets are invested in futures and options;

    (6) purchase on margin or sell short except as specified in (5) above;

    (7) purchase or retain securities of an issuer if those officers and directors of the Fund or its investment adviser owning more than 1/2 of 1% of such securities together own more than 5% of such securities;

    (8) invest more than an aggregate of 15% of the net assets of the Portfolio, determined at the time of investment, in securities subject to legal or contractual restrictions on resale or securities for which there are no readily available markets;

    (9) invest for the purpose of exercising control over management of any company;

   (10) write or acquire options or interests in oil, gas, mineral leases or other mineral exploration or development programs; and

   (11) investment in warrants, valued at the lower of cost or market, exceeding 5.0% of the value of the Portfolio's net assets. Included within that amount, but not to exceed 2.0% of the value of the Portfolio's net assets, may be warrants which are not listed on the New York or American Stock Exchanges. Warrants acquired by the Portfolio in units or attached to securities may be deemed to be without value.

                             MANAGEMENT OF THE FUND

TRUSTEES AND OFFICERS

     The Officers of the Fund manage its day-to-day operations and are responsible to the Fund's Board of Trustees. The Trustees set broad policies for the Fund and elect its Officers. The following is a list of the Trustees and Officers of the Fund and a brief statement of their present positions and principal occupations during the past five years:


MARY RUDIE BARNEBY*          Trustee and Executive Vice President of the
1133 Avenue of the Americas  Fund; President of Regis Retirement Plan
New York, NY  10036          Services since 1993; Former President of UAM
                             Fund Distributors, Inc.; Formerly responsible for Defined Contribution Plan Services at a division of the Equitable Companies, Dreyfus
                             Corporation and Merrill Lynch.

JOHN T. BENNETT, JR.         Trustee of the Fund; President of Squam
College Road - RFD 3         Investment Management Company, Inc. and Great
Meredith, NH  03253          Island Investment Company, Inc.; President of
                             Bennett Management Company from 1988 to 1993.

J. EDWARD DAY                Trustee of the Fund; Retired Partner in the
5804 Brookside Drive         Washington office of the law firm Squire,
Chevy Chase, MD 20815        Sanders & Dempsey; Director, Medical Mutual
                             Liability Insurance Society of Maryland;
                             formerly, Chairman of The Montgomery County,
                             Maryland, Revenue Authority.

PHILIP D. ENGLISH            Trustee of the Fund; President and Chief
16 West Madison Street       Executive Officer of Broventure Company, Inc.;
Baltimore, MD 21201          Chairman of the Board of Chektec Corporation
                             and Cyber Scientific, Inc.

WILLIAM A. HUMENUK           Trustee of the Fund; Partner in the
4000 Bell Atlantic Tower     Philadelphia office of the law firm Dechert
1717 Arch Street             Price & Rhoads; Director, Hofler Corp.
Philadelphia, PA 19103

NORTON H. REAMER*            Trustee, President and Chairman of the Fund;
One International Place      President, Chief Executive Officer and a
Boston, MA 02110             Director of United Asset Management
                             Corporation; Director, Partner or Trustee of each of the Investment Companies of the Eaton
                             Vance Group of Mutual Funds.

PETER M. WHITMAN, JR.*       Trustee of the Fund; President and Chief
One Financial Center         Investment Officer of Dewey Square Investors
Boston, MA 02111             Corporation ("DSI") since 1988; Director and
                             Chief Executive Officer of H. T. Investors,
                             Inc., formerly a subsidiary of DSI.

WILLIAM H. PARK*             Vice President and Assistant Treasurer of the
One International Place      Fund; Executive Vice President and Chief
Boston, MA 02110             Financial Officer of United Asset Management
                             Corporation.

ROBERT R. FLAHERTY*          Treasurer of the Fund; Second Vice President
73 Tremont Street            and Manager of Fund Administration and
Boston, MA 02108             Compliance of the Administrator since March
                             1995; formerly Senior Manager of Deloitte &
                             Touche LLP from 1985 to 1995.

KARL O. HARTMANN*            Secretary of the Fund; Senior Vice President,
73 Tremont Street            Secretary and General Counsel of Administrator;
Boston, MA 02108             Senior Vice President, Secretary and General
                             Counsel of Leland, O'Brien, Rubinstein
                             Associates, Inc. from November 1990 to November
                             1991.

HARVEY M. ROSEN*             Assistant Secretary of the Fund; Senior Vice
73 Tremont Street            President of the Administrator.
Boston, MA 02108


*This person is deemed to be an "interested person" of the Fund as that term is defined in the 1940 Act.

REMUNERATION OF TRUSTEES AND OFFICERS


     The Fund pays each Trustee, who is not also an officer or affiliated person, a $150 quarterly retainer fee per active Portfolio which currently amounts to $1,050 per quarter. In addition, each unaffiliated Trustee receives a $2,000 meeting fee which is aggregated for all the Trustees and allocated proportionately among the Portfolios of the Fund, UAM Funds, Inc. as well as AEW Commercial Mortgage Securities Fund, Inc. and reimbursement for travel and other expenses incurred while attending Board meetings. Trustees who are also officers or affiliated persons receive no remuneration for their service as Trustees. The Fund's officers and employees are paid by either the Adviser, United Asset Management Corporation ("UAM"), or the Administrator and receive no compensation from the Fund. The following table shows aggregate compensation paid to each of the Fund's Trustees by the Fund and total compensation paid by the Fund, UAM Funds, Inc. and AEW Commercial Mortgage Securities Fund, Inc. (collectively the "Fund Complex") in the fiscal year ended April 30, 1995.

COMPENSATION TABLE




        (1)                  (2)                (3)                 (4)                 (5)
                                             Pension or                         Total Compensation
                          Aggregate     Retirement Benefits  Estimated Annual   from Registrant and
   Name of Person       Compensation    Accrued as Part of     Benefits Upon   Fund Complex Paid to
      Position        From Registrant*     Fund Expenses        Retirement           Trustees
--------------------------------------------------------------------------------------------------
John T. Bennett, Jr.,
Trustee                   $1,832                0                   0                $24,650

J. Edward Day,
Trustee                   $1,832                0                   0                $24,650

Philip D. English,
Trustee                   $1,832                0                   0                $24,650

William A. Humenuk,
Trustee                   $1,832                0                   0                $24,650



* Since the Registrant did not complete its first full year since its organization, the table above represents aggregate compensation on an annualized basis for the fiscal year ended April 30, 1995.



PRINCIPAL HOLDERS OF SECURITIES



     As of February 29, 1996, the following persons or organizations held of record 5% or more of the shares of the Portfolio: Bryce Douglas Investment Limited Partnership, Kimberton, PA, 15.6%; David G. Jones M.D., PC, Allentown, PA, 9.6%; Newbold's/UAM Profit Sharing 401(k) Plan, c/o J.S. Sadar, 950 Haverford Road, Bryn Mawr, PA, 8.8%; J. Keystone Food Corp. Salaried Pension Plan, Bala Cynwyd, PA, 8.2%; The Chase Manhattan Bank, N.A., Custodian for the IRA Rollover of Warren Pearlman Goldburgh, Lyme, NH, 8.01%*; The Chase Manhattan Bank, N.A., Custodian for the IRA of Joseph F. Rodgers M.D., Gladwynw, PA, 7.7%*; The Chase Manhattan Bank, N.A., Custodian for the Rollover IRA of James D. Jamieson, Valley Forge, PA, 7.6%*; Mary Jane Littlepage, Devon, PA, 6.2%

___________

* Denotes shares held by a trustee trustee or other fiduciary for which beneficial ownership is disclaimed or presumed disclaimed.

                               INVESTMENT ADVISER

CONTROL OF ADVISER


     Newbold's Asset Management, Inc. (the "Adviser") is a wholly-owned subsidiary of UAM, a holding company incorporated in Delaware in December 1980 for the purpose of acquiring and owning firms engaged primarily in institutional investment management. Since its first acquisition in August 1983, UAM has acquired or organized approximately 45 such wholly-owned affiliated firms (the "UAM Affiliated Firms"). UAM believes that permitting UAM Affiliated Firms to retain control over their investment advisory decisions is necessary to allow them to continue to provide investment management services that are intended to meet the particular needs of their respective clients.



     Accordingly, after acquisition by UAM, UAM Affiliated Firms continue to operate under their own firm name, with their own leadership and individual investment philosophy and approach. Each UAM Affiliated Firm manages its own business independently on a day-to-day basis. Investment strategies employed and securities selected by UAM Affiliated Firms are separately chosen by each of them. Several UAM Affiliated Firms also act as investment advisers to separate series or Portfolios of UAM Funds, Inc., a registered investment company.

ADVISORY FEES

     As compensation for services rendered by the Adviser under the Investment Advisory Agreement, the Portfolio pays the Adviser an annual fee in monthly installments, calculated by applying the following annual percentage rates to the Portfolio's average daily net assets for the month:

     Newbold's Equity Portfolio..................................... 0.50%

                             PORTFOLIO TRANSACTIONS

     The Investment Advisory Agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the Portfolio and directs the Adviser to use its best efforts to obtain the best execution with respect to all transactions for the Portfolio. The Adviser may, however, consistent with the interests of the Portfolio, select brokers on the basis of the research, statistical and pricing services they provide to the Portfolio. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Adviser under the Investment Advisory Agreement. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that such commissions are paid in compliance with the Securities Exchange Act of 1934, as amended, and that the Adviser determines in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of the Adviser to the Portfolio and the Adviser's other clients.


     It is not the Fund's practice to allocate brokerage or principal business on the basis of sales of shares which may be made through broker-dealer firms. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend the Portfolio or who act as agents in the purchase of shares of the Portfolio for their clients. During the fiscal year ended April 30, 1995, the entire Fund paid brokerage commissions of approximately $15,000.


     Some securities considered for investment by the Portfolio may also be appropriate for other clients served by the Adviser. If purchases or sales of securities consistent with the investment policies of the Portfolio and one or more of these other clients served by the Adviser is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and clients in a manner deemed fair and reasonable by the Adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Adviser, and the results of such allocations, are subject to periodic review by the Fund's Board of Trustees.

                            PERFORMANCE CALCULATIONS

PERFORMANCE


     The Portfolio may from time to time quote various performance figures to illustrate past performance. Performance quotations by investment companies are subject to rules adopted by the Commission, which require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the Commission. Current yield and average annual compounded total return quotations used by the Fund are based on the standardized methods of computing performance mandated by the Commission. An explanation of those and other methods used to compute or express performance follows.


YIELD

     Current yield reflects the income per share earned by the Portfolio's investment. The current yield of the Portfolio is determined by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period.


     This figure is obtained using the following formula:


                            Yield = 2[( a-b + 1 )(6) - 1]
                                        ---
                                        cd
where:
     a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive income distributions d = the maximum offering price per share on the last day of the period.

TOTAL RETURN

     The average annual total return of the Portfolio is determined by finding the average annual compounded rates of return over 1, 5 and 10 year periods that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes that all dividends and distributions are reinvested when paid. The quotation assumes the amount was completely redeemed at the end of each 1, 5 and 10 year period and the deduction of all applicable Fund expenses on an annual basis.


     These figures will be calculated according to the following formula:


                                  P(1+T)(n) = ERV

where:
     P =   a hypothetical initial payment of $1,000
     T =   average annual total return
     n =   number of years
     ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof).


     The cumulative total rate of return for the Newbold's Equity Portfolio from inception to the date of the financial statements included herein is 7.17%.


COMPARISONS

     To help investors better evaluate how an investment in the Portfolio might satisfy their investment objective, advertisements regarding the Fund may discuss various measures of Fund performance as reported by various financial publications. Advertisements may also compare performance (as calculated above) to performance as reported by other investments, indices and averages. The following publications, indices and averages may be used:

  (a) Dow Jones Composite Average or its component averages - an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

  (b) Standard & Poor's 500 Stock Index or its component indices - an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividend.

  (c) The New York Stock Exchange composite or component indices - unmanaged indices of all industrial, utilities, transportation and finance stocks listed on the New York Stock Exchange.

  (d) Wilshire 5000 Equity Index or its component indices - represents the return on the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

  (e) Lipper - Mutual Fund Performance Analysis and Lipper - Fixed Income Fund Performance Analysis - measure total return and average current yield for the mutual fund industry. Rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

  (f) Morgan Stanley Capital International EAFE Index and World Index - respectively, arithmetic, market value-weighted averages of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East, and over 1,400 securities listed on the stock exchanges of these continents, including North America.

  (g) Goldman Sachs 100 Convertible Bond Index - currently includes 67 bonds and 33 preferred. The original list of names was generated by screening for convertible issues of 100 million or greater in market capitalization. The index is priced monthly.

  (h) Salomon Brothers GNMA Index - includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

  (i) Salomon Brothers High Grade Corporate Bond Index - consists of publicly issued, non-convertible corporate bonds rated AA or AAA. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.

  (j) Salomon Brothers Broad Investment Grade Bond - is a market-weighted index that contains approximately 4,700 individually priced investment grade corporate bonds rated BBB or better, U.S. Treasury/agency issues and mortgage pass through securities.

  (k) Lehman Brothers Long-Term Treasury Bond - is composed of all bonds covered by the Lehman Brothers Treasury Bond Index with maturities of 10 years or greater.

  (l) NASDAQ Industrial Index - is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not include income.

  (m) Value Line - composed of over 1,600 stocks in the Value Line Investment Survey.

  (n) Russell 2000 - composed of the 2,000 smallest stocks in the Russell 3000, a market value-weighted index of the 3,000 largest U.S. publicly-traded companies.

  (o) Composite Indices - 60% Standard & Poor's 500 Stock Index, 30% Lehman Brothers Long-Term Treasury Bond and 10% U.S. Treasury Bills; 70% Standard & Poor's 500 Stock Index and 30% NASDAQ Industrial Index; 35% Standard & Poor's 500 Stock Index and 65% Salomon Brothers High Grade Bond Index; all stocks on the NASDAQ system exclusive of those traded on an exchange, and 65% Standard & Poor's 500 Stock Index and 35% Salomon Brothers High Grade Bond Index.

  (p) CDA Mutual Fund Report published by CDA Investment Technologies, Inc. - analyzes price, current yield, risk, total return and average rate of return (average compounded growth rate) over specified time periods for the mutual fund industry.

  (q) Mutual Fund Source Book published by Morningstar, Inc. - analyzes price, yield, risk and total return for equity funds.

  (r) Financial publications: Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Barron's, Consumer's Digest, Financial Times, Global Investor, Wall Street Journal and Weisenberger Investment Companies Service - publications that rate fund performance over specified time periods.

  (s) Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change over time in the price of goods and services in major expenditure groups.

  (t) Stocks, Bonds, Bills and Inflation, published by Ibbotson Associates - historical measure of yield, price and total return for common and small company stock, long-term government bonds, U.S. Treasury bills and inflation.

  (u) Savings and Loan Historical Interest Rates - as published by the U.S. Savings & Loan League Fact Book.

  (v) Lehman Brothers Government/Corporate Index - is a combination of the Government an Corporate Bond Indices. The Government Index includes public obligations of the U.S. Treasury, issues of Government agencies, and corporate debt backed by the U.S. Government. The Corporate Bond Index includes fixed-rate nonconvertible corporate debt. Also included are Yankee Bonds and nonconvertible debt issued by or guaranteed by foreign or international governments and agencies. All issues are investment grade (BBB) or higher, with maturities of at least one year and an outstanding par value of at least $100 million for U.S. Government issues and $25 million for others. Any security downgraded during the month is held in the index until month-end and then removed. All returns are market value weighted inclusive of accrued income.

  (w) Lehman Brothers Intermediate Government/Corporate Index is an unmanaged index composed of a combination of the Government and Corporate Bond Indices. All issues are investment grade (BBB) or higher, with maturities of one to ten years and an outstanding par value of at least $l00 million for U.S. Government issues and $25 million for others. The Government Index includes public obligations of the U.S. Treasury, issues of Government agencies, and corporate debt backed by the U.S. Government. The Corporate Bond Index includes fixed-rate nonconvertible corporate debt. Also included are Yankee Bonds and nonconvertible debt issued by or guaranteed by foreign or international governments and agencies. Any security downgraded during the month is held in the index until month-end and then removed. All returns are market value weighted inclusive of accrued income.

  (x) Historical data supplied by the research departments of First Boston Corporation; the J.P. Morgan companies; Salomon Brothers; Merrill Lynch, Pierce, Fenner & Smith; Lehman Brothers, Inc.; and Bloomberg L.P.

     In assessing such comparisons of performance, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the composition of investments in the Portfolio, that the averages are generally unmanaged, and that the items included in the calculations of such averages may not be identical to the formula used by the Portfolio to calculate its performance. In addition, there can be no assurance that the Portfolio will continue this performance as compared to such other averages.

                               GENERAL INFORMATION

DESCRIPTION OF SHARES AND VOTING RIGHTS


     The Fund was organized under the name The Regis Fund II as a Delaware business trust on May 18, 1994. On October 31, 1995, the name of the Fund was changed to "UAM Funds Trust." The Fund's principal office is located at One International Place, Boston, MA 02110; however, all investor correspondence should be directed to the Fund at UAM Funds Service Center, c/o Chase Global Funds Services Company, P.O. Box 2798, Boston, MA 02208-2798. The Fund's Agreement and Declaration of Trust permits the Fund to issue an unlimited number of shares of beneficial interest, without par value. The Trustees have the power to designate one or more series ("Portfolios") or classes of shares of beneficial interest without further action by shareholders.


     On each matter submitted to a vote of the shareholders, each holder of a share shall be entitled to one vote for each whole share and a fractional vote for each fractional share standing in his or her name on the books of the Fund.

     In the event of liquidation of the Fund, the holders of the shares of each Portfolio or any class thereof that has been established and designated shall be entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to that Portfolio, or in the case of a class, belonging to that Portfolio and allocable to that class, over the liabilities belonging to that Portfolio or class. The assets so distributable to the holders of shares of any particular Portfolio or class thereof shall be distributed to the holders in proportion to the number of shares of that Portfolio or class thereof held by them and recorded on the books of the Fund. The liquidation of any Portfolio or class thereof may be authorized at any time by vote of a majority of the Trustees then in office.

     Shareholders have no pre-emptive or other rights to subscribe to any additional shares or other securities issued by the Fund or any Portfolio, except as the Trustees in their sole discretion shall have determined by resolution.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

     The Fund's policy is to distribute substantially all of the Portfolio's net investment income, if any, together with any net realized capital gains annually in the amount and at the times that will avoid both income (including capital gains) taxes incurred and the imposition of the Federal excise tax on undistributed income and capital gains. The amounts of any income dividends or capital gains distributions cannot be predicted. See discussion under "Dividends, Capital Gains Distributions and Taxes" in the Prospectus.

     Any dividend or distribution paid shortly after the purchase of shares of the Portfolio by an investor may have the effect of reducing the per share net asset value of the Portfolio by the per share amount of the dividend or distribution. Furthermore, such dividends or distributions, although in effect a return of capital, are subject to income taxes as set forth in the Prospectus.

      As set forth in the Prospectus, unless the shareholder elects otherwise in writing, all dividend and capital gains distributions are automatically received in additional shares of the respective Portfolio of the Fund at net asset value (as of the business day following the record date). This will remain in effect until the Fund is notified by the shareholder in writing at least three days prior to the record date that either the Income Option (income dividends in cash and capital gains distributions in additional shares at net asset value) or the Cash Option (both income dividends and capital gains distributions in cash) has been elected. An account statement is sent to shareholders whenever an income dividend or capital gains distribution is paid.

     Each Portfolio of the Fund will be treated as a separate entity (and hence as a separate "regulated investment company") for Federal tax purposes.
 Any net capital gains recognized by the Portfolio will be distributed to its investors without need to offset (for Federal income tax purposes) such gains against any net capital losses of another Portfolio.

FEDERAL TAXES

     In order for the Portfolio to continue to qualify for Federal income tax treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), at least 90% of the Portfolio's gross income for a taxable year must be derived from certain qualifying income, i.e., dividends, interest, income derived from loans of securities and gains from the sale or other disposition of stock, securities or foreign currencies, or other related income, including gains from options, futures and forward contracts, derived with respect to its business investing in stock, securities or currencies. Any net gain realized from the closing out of futures contracts will, therefore, generally be qualifying income for purposes of the 90% requirement. Qualification as a regulated investment company also requires that less than 30% of the Portfolio's gross income be derived from the sale or other disposition of stock, securities, options, futures or forward contracts (including certain foreign currencies not directly related to the Fund's business of investing in stock or securities) held less than three months. In order to avoid realizing excessive gains on securities held for less than three months, the Portfolio may be required to defer the closing out of futures contracts beyond the time when it would otherwise be advantageous to do so. It is anticipated that unrealized gains on futures contracts which have been open for less than three months as of the end of the Portfolio's taxable year, and which are recognized for tax purposes, will not be considered gains on securities held for less than three months for the purposes of the 30% test.

     Except for transactions the Portfolio has identified as hedging transactions, the Portfolio is required for Federal income tax purposes to recognize as income for the taxable year its net unrealized gains and losses on forward currency and futures contracts as of the end of the taxable year as well as those actually realized during the year. In most cases, any such gain or loss recognized with respect to a regulated futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss without regard to the holding period of the contract. Recognized gain or loss attributable to a foreign currency forward contract is treated as l00% ordinary income. Furthermore, foreign currency futures contracts which are intended to hedge against a change in the value of securities held by the Portfolio may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.

     The Portfolio will distribute to shareholders annually any net capital gains which have been recognized for Federal income tax purposes (including unrealized gains at the end of the Portfolio's taxable year) on futures transactions. Such distribution will be combined with distributions of capital gains realized on the Portfolio's other investments, and shareholders will be advised on the nature of the payment.

CODE OF ETHICS

     The Fund has adopted a Code of Ethics which restricts to a certain extent personal transactions by access persons of the Fund and imposes certain disclosure and reporting obligations.


                              FINANCIAL STATEMENTS



     The Financial Statements for the Portfolio for the period from inception on September 13, 1995 to February 29, 1996 and selected per share data and ratios and notes to the Financial Statements relating to the same period are contained in this Statement of Additional Information.

NEWBOLD'S EQUITY PORTFOLIO
FINANCIAL STATEMENTS
STATEMENT OF NET ASSETS
FEBRUARY 29, 1996 (UNAUDITED)

                                                                  VALUE
                                                       SHARES     (000)+
------------------------------------------------------------------------
COMMON STOCKS  (96.5%)
------------------------------------------------------------------------
AEROSPACE & DEFENSE  (4.4%)
  Boeing Co.                                            2,800    $   227
  Raytheon Co.                                            400         20
  United Technologies Corp.                             2,991        322
                                                                 -------
                                                                     569
------------------------------------------------------------------------
AUTOMOTIVE  (0.8%)
  Genuine Parts Co.                                     2,350        100
------------------------------------------------------------------------
BANKS  (2.7%)
  Bank of New York Co., Inc.                              400         21
  Fleet Financial Group, Inc.                           4,900        202
  NationsBank Corp.                                     1,700        125
                                                                 -------
                                                                     348
------------------------------------------------------------------------
BEVERAGES, FOOD & TOBACCO  (6.7%)
  Anheuser-Busch Cos., Inc.                             1,850        125
  Archer-Daniels-Midland Co.                            8,290        159
  Heinz (H.J.) Co.                                        300         10
  RJR Nabisco Holdings Corp.                            9,170        308
  Unilever N.V. - New York Shares ADR                   1,100        148
  UST, Inc.                                             3,400        121
                                                                 -------
                                                                     871
------------------------------------------------------------------------
CHEMICALS  (3.5%)
  Betz Laboratories, Inc.                               1,400         61
  Grace (W.R.) & Co.                                    4,600        317
  Mallinckrodt Group, Inc.                              1,900         75
                                                                 -------
                                                                     453
------------------------------------------------------------------------
CONSTRUCTION  (2.0%)
  Masco Corp.                                           9,050        258
------------------------------------------------------------------------
CONSUMER NON-DURABLES  (0.6%)
  Browning-Ferris Industries, Inc.                      2,800         83
------------------------------------------------------------------------
ELECTRONICS  (1.4%)
  General Electric Co.                                  2,200        166
  Honeywell, Inc.                                         200         11
                                                                 -------
                                                                     177
------------------------------------------------------------------------
ENERGY  (14.8%)
  Amoco Corp.                                           2,950        205
  Atlantic Richfield Co.                                2,700        296
  Chevron Corp.                                         5,400        300
  Edison International                                  7,700        135
  Exxon Corp.                                           2,985        237
  Mobil Corp.                                           1,300        143
  Phillips Petroleum Co.                                4,300        150
  Schlumberger Ltd.                                     3,500        255
  USX-Marathon Group                                   10,800        200
                                                                 -------
                                                                   1,921
------------------------------------------------------------------------


The accompanying notes are an integral part of the financial statements.

NEWBOLD'S EQUITY PORTFOLIO
FINANCIAL STATEMENTS
STATEMENT OF NET ASSETS-(CONTINUED)
FEBRUARY 29, 1996 (UNAUDITED)

                                                                  VALUE
                                                       SHARES     (000)+
------------------------------------------------------------------------
COMMON STOCKS - (CONTINUED)
------------------------------------------------------------------------
FINANCIAL SERVICES  (4.2%)
  Chubb Corp.                                             650    $    63
  Household International, Inc.                           400         27
  Providian Corp.                                       3,650        169
  St. Paul Cos., Inc.                                   5,100        289
                                                                 -------
                                                                     548
------------------------------------------------------------------------
HEALTH CARE  (8.6%)
  Baxter International, Inc.                            5,000        229
  Bristol-Myers Squibb Co.                              3,500        298
  Rhone-Poulenc SA Sponsored ADR                        3,550         90
  U.S. Healthcare, Inc.                                 2,500        121
  Warner Lambert Co.                                    3,800        376
                                                                 -------
                                                                   1,114
------------------------------------------------------------------------
INDUSTRIAL  (1.1%)
  Corning, Inc.                                         4,350        141
------------------------------------------------------------------------
INSURANCE  (1.3%)
  Aetna Life & Casualty Co.                             2,150        163
------------------------------------------------------------------------
LODGING & RESTAURANTS  (0.2%)
  Darden Restaurants, Inc.                              2,300         28
------------------------------------------------------------------------
MANUFACTURING  (1.2%)
  Cooper Industries, Inc.                               3,800        147
  Eastman Kodak Co.                                       100          7
                                                                 -------
                                                                     154
------------------------------------------------------------------------
METALS  (2.4%)
  Aluminum Company of America                           5,400        306
------------------------------------------------------------------------
MULTI-INDUSTRY  (0.0%)
  Hanson plc ADR                                          350          5
------------------------------------------------------------------------
OFFICE EQUIPMENT  (1.6%)
  Pitney Bowes, Inc.                                    1,350         65
  Xerox Corp.                                           1,100        143
                                                                 -------
                                                                     208
------------------------------------------------------------------------
PAPER & PACKAGING  (2.4%)
  International Paper Co.                               3,700        132
  James River Corp. of Virginia                         2,500         66
  Mead Corp.                                            2,350        117
                                                                 -------
                                                                     315
------------------------------------------------------------------------
RETAIL  (3.7%)
  American Stores Co.                                   9,400        274
  Kmart Corp.                                             300          2
  The Limited, Inc.                                    12,000        210
                                                                 -------
                                                                     486
------------------------------------------------------------------------
SERVICES  (5.9%)
  Dun & Bradstreet Corp.                                4,300        272
  New York Times Co. - Class A                          5,250        144
  WMX Technologies, Inc.                               12,100        345
                                                                 -------
                                                                     761
------------------------------------------------------------------------
TELECOMMUNICATIONS  (11.8%)
  AT&T Corp.                                            6,150        391
  GTE Corp.                                             7,500        322
  NYNEX Corp.                                           7,900        407
  Sprint Corp.                                          9,650        415
                                                                 -------
                                                                   1,535
------------------------------------------------------------------------


The accompanying notes are an integral part of the financial statements.

NEWBOLD'S EQUITY PORTFOLIO
FINANCIAL STATEMENTS
STATEMENT OF NET ASSETS-(CONTINUED)
FEBRUARY 29, 1996 (UNAUDITED)

                                                                  VALUE
                                                       SHARES     (000)+
------------------------------------------------------------------------
COMMON STOCKS - (CONTINUED)
------------------------------------------------------------------------
TEXTILES & APPAREL  (1.0%)
  Reebok International Ltd.                             5,100    $   135
------------------------------------------------------------------------
TRANSPORTATION  (0.1%)
  Norfolk Southern Corp.                                  100          8
------------------------------------------------------------------------
UTILITIES  (14.1%)
  Baltimore Gas & Electric Co.                          3,800        108
  Entergy Corp.                                        10,350        294
  FPL Group, Inc.                                       5,900        263
  General Public Utilities Corp.                        6,250        209
  Houston Industries, Inc.                              6,100        138
  Pacificorp                                            6,400        133
  Panhandle Eastern Corp.                               7,450        213
  PECO Energy Co.                                       4,400        124
  Southern Co.                                          5,700        136
  Transcanada Pipelines LTD.                           14,500        205
                                                                 -------
                                                                   1,823
------------------------------------------------------------------------
TOTAL COMMON STOCKS  (COST $11,350)                               12,510
------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS  (0.3%)
------------------------------------------------------------------------
CONSUMER NON-DURABLES  (0.3%)
  RJR Nabisco Holdings, Series C, $0.6012 (COST $35)    5,650         39
------------------------------------------------------------------------
                                                        FACE
                                                       AMOUNT
                                                        (000)
------------------------------------------------------------------------
SHORT-TERM INVESTMENT  (3.1%)
------------------------------------------------------------------------
REPURCHASE AGREEMENT  (3.1%)
  J.P. Morgan Securities, Inc. 5.25%, dated 2/29/96, due
  3/1/96, to be repurchased at $403, collateralized by
  $433 United States Treasury Notes 6.25%, due
  8/15/23, valued at $411 (COST $403)                  $  403        403
------------------------------------------------------------------------
TOTAL INVESTMENTS (99.9%) (COST $11,788)                          12,952
------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES  (0.1%)
------------------------------------------------------------------------
  Cash                                                                 1
  Dividends Receivable                                                59
  Receivable for Investments Sold                                     40
  Receivable due from Investment Adviser                               2
  Other Assets                                                         6
  Payable for Investments Purchased                                  (63)
  Payable for Professional Fees                                      (12)
  Payable for Administrative Fees                                     (3)
  Payable for Custodian Fees                                          (2)
  Payable for Directors' Fees                                         (1)
  Other Liabilities                                                  (15)
                                                                 -------
                                                                      12
------------------------------------------------------------------------
NET ASSETS (100%)
  Applicable to 1,220,607 outstanding Institutional Class shares
    (unlimited authorization, no par value)                      $12,964
------------------------------------------------------------------------
------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE         $ 10.62
------------------------------------------------------------------------
------------------------------------------------------------------------
+  See Note A to Financial Statements.
ADR - American Depositary Receipt.


The accompanying notes are an integral part of the financial statements.

NEWBOLD'S EQUITY PORTFOLIO
STATEMENT OF OPERATIONS

                                                      SEPTEMBER 13,
                                                        1995* TO
                                                       FEBRUARY 29,
                                                           1996
(IN THOUSANDS)                                          (UNAUDITED)
-------------------------------------------------------------------
INVESTMENT INCOME
    Dividends............................                 $  162
    Interest.............................                     14
-------------------------------------------------------------------
        Total Income.....................                    176
-------------------------------------------------------------------
EXPENSES
    Investment Advisory Fees - Note B
        Basic Fees.......................  $ 25
        Less: Fees Waived................   (25)               -
    Registration and Filing Fees.........                     17
    Administrative Fees - Note C.........                     15
    Audit Fees...........................                     11
    Printing Fees........................                      9
    Custodian Fees.......................                      6
    Directors' Fees - Note F.............                      1
    Other Expenses.......................                      2
    Fees Assumed by Adviser - Note B.....                    (16)
-------------------------------------------------------------------
        Net Expenses.....................                     45
-------------------------------------------------------------------
NET INVESTMENT INCOME....................                    131
-------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS.........                    491
-------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
    ON INVESTMENTS.......................                  1,164
-------------------------------------------------------------------
NET GAIN ON INVESTMENTS..................                  1,655
-------------------------------------------------------------------
NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS............                  1,786
-------------------------------------------------------------------
-------------------------------------------------------------------
* Commencement of Operations


The accompanying notes are an integral part of the financial statements.

NEWBOLD'S EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                             SEPTEMBER 13,
                                                                1995* TO
                                                              FEBRUARY 29,
                                                                  1996
(IN THOUSANDS)                                                 (UNAUDITED)
--------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
    Net Investment Income.................................      $   131
    Net Realized Gain.....................................          491
    Net Change in Unrealized Appreciation.................        1,164
--------------------------------------------------------------------------
      Net Increase in Net Assets Resulting from Operations        1,786
--------------------------------------------------------------------------
DISTRIBUTIONS:
    Net Investment Income.................................          (72)
    Net Realized Gain......................................         (24)
--------------------------------------------------------------------------
      Total Distributions..................................         (96)
--------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
    Issued - Regular.......................................      16,491
           - In Lieu of Cash Distributions.................          83
    Redeemed...............................................      (5,300)
--------------------------------------------------------------------------
    Net Increase from Capital Share Transactions...........      11,274
--------------------------------------------------------------------------
    Total Increase.........................................      12,964
Net Assets:
    Beginning of Period....................................           -
--------------------------------------------------------------------------
    End of Period (2)......................................      12,964
--------------------------------------------------------------------------
--------------------------------------------------------------------------
(1) Shares Issued and Redeemed
    Shares Issued..........................................       1,736
    In Lieu of Cash Distributions..........................           8
    Shares Redeemed........................................        (523)
--------------------------------------------------------------------------
                                                                  1,221
--------------------------------------------------------------------------
--------------------------------------------------------------------------
(2) Net Assets Consist of:
    Paid in Capital........................................     $11,274
    Undistributed Net Investment Income....................          59
    Accumulated Net Realized Gain..........................         467
    Unrealized Appreciation ...............................       1,164
                                                                -------
                                                                $12,964
--------------------------------------------------------------------------
--------------------------------------------------------------------------
*Commencement of Operations


The accompanying notes are an integral part of the financial statements.

NEWBOLD'S EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA & RATIOS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                             SEPTEMBER 13,
                                                                1995* TO
                                                              FEBRUARY 29,
                                                                  1996
                                                               (UNAUDITED)
--------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.......................     $ 10.00
--------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
     Net Investment Income.................................        0.12+
     Net Realized and Unrealized Gain......................        0.59
--------------------------------------------------------------------------
          Total From Investment Operations.................        0.71
--------------------------------------------------------------------------
DISTRIBUTIONS
     Net Investment Income.................................       (0.07)
     Net Realized Gain.....................................       (0.02)
--------------------------------------------------------------------------
          Total Distributions..............................       (0.09)
--------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.............................     $ 10.62
--------------------------------------------------------------------------
--------------------------------------------------------------------------
TOTAL RETURN...............................................        7.17%++
--------------------------------------------------------------------------
--------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA

Net Assets, End of Period (Thousands)......................     $12,964
Ratio of Net Expenses to Average Net Assets................         0.9%**+
Ratio of Net Investment Income to Average Net Assets.......        2.63%**+
Portfolio Turnover Rate....................................          66%
--------------------------------------------------------------------------
*   Commencement of Operations
**  Annualized
+ Net of voluntarily waived fees and expenses assumed by the Adviser of $0.04 per share for the period ended February 29, 1996.
++ Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser.



The accompanying notes are an integral part of the financial statements.

                           NEWBOLD'S EQUITY PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

  UAM Funds Trust, formerly known as The Regis Fund II, and UAM Funds, Inc., formerly known as The Regis Fund, Inc., (collectively the "UAM Funds") were organized on May 18, 1994 and October 11, 1988, respectively, and are registered under the Investment Company Act of 1940, as amended, as open-end management investment companies. Newbold's Equity Portfolio (the "Portfolio"), a portfolio of UAM Funds Trust, began operations on September 13, 1995 with in kind transactions of securities with a value of $7,545,014, including unrealized appreciation of $1,034,451. At February 29, 1996, the UAM Funds were comprised of thirty-seven active portfolios. The financial statements of the remaining portfolios are presented separately.

  A. SIGNIFICANT ACCOUNTING POLICIES. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Portfolio in the preparation of its financial statements.

     1. SECURITY VALUATION: Securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sales price as of the close of the exchange on the day the valuation is made or, if no sale occurred on such day, at the mean of the bid and asked prices on such day. Price information on listed securities is taken from the exchange where the security is primarily traded. Over-the-counter and unlisted securities are valued between the current bid and asked prices. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value.

     The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value using methods determined by the Board of Trustees.

       2. FEDERAL INCOME TAXES:   It is the Portfolio's intention to
  qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

       At February 29, 1996, the Portfolio's cost for Federal income tax purposes was $11,788,000. Net unrealized appreciation for Federal income tax purposes aggregated $1,164,000, of which $1,211,000 related to appreciated securities and $47,000 related to depreciated securities.

       3. REPURCHASE AGREEMENTS:   In connection with transactions in
  repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     4. DISTRIBUTIONS TO SHAREHOLDERS: Any distributions from net investment income are normally declared and paid quarterly. Any realized net capital gains will also be distributed annually. All distributions are recorded on ex-dividend.

     The amount and character of income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

                          NEWBOLD'S EQUITY PORTFOLIO
            NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - (CONTINUED)

     5. OTHER: Security transactions are accounted for on trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.
  Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed are apportioned among the portfolios of the UAM Funds and AEW Commercial Mortgage Securities Fund, Inc. ("AEW"), an affiliated closed-end management investment company, based on their relative net assets.

  B. ADVISORY SERVICES. Under the terms of an Advisory Agreement, Newbold's Asset Management, Inc. (the "Adviser"), a wholly-owned subsidiary of United Asset Management Corporation ("UAM"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.50% of the Portfolio's average daily net assets. Through January 29, 1998, the Adviser has voluntarily agreed to waive a portion of its advisory fees and/or assume expenses on behalf of the Portfolio, if necessary, if the annual operating expenses of the Portfolio exceed 0.90% of average daily net assets.

  C. ADMINISTRATIVE SERVICES. The Chase Manhattan Bank, N.A., through its affiliate Chase Global Funds Services Company ("CGFSC") (the "Administrator"), provides administrative, fund accounting, dividend disbursing and transfer agent services to the UAM Funds under an Administrative Agreement (the "Agreement"). Pursuant to the Agreement, the Administrator is entitled to receive annual fees, computed daily and payable monthly, based on the combined aggregate average daily net assets of the UAM Funds and AEW as follows: 0.20% of the first $200 million of the combined aggregate net assets; plus 0.12% of the next $800 million of the combined aggregate net assets; plus 0.08% of the combined aggregate net assets in excess of $1 billion but less than $3 billion; plus 0.06% of the combined aggregate net assets in excess of $3 billion. The fees are allocated among the portfolios of the UAM Funds and AEW on the basis of their relative net assets and are subject to a graduated minimum fee schedule per portfolio which rises from $2,000 per month upon inception of a portfolio to $70,000 annually after two years. In addition, the Portfolio is charged certain out of pocket expenses by the Administrator.

  D.  DISTRIBUTION SERVICES.  UAM Fund Distributors, Inc. (the
"Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolio. The Distributor does not receive any fees or other compensation with respect to the Portfolio.

  E. PURCHASES AND SALES. During the period ended February 29, 1996, the Portfolio made purchases of $10,461,000 and sales of $6,078,000 of investment securities other than U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities during the period ended February 29, 1996.

  F. TRUSTEES' FEES. Each Trustee, who is not an officer or affiliated person, $2,000 per meeting attended which is allocated proportionally among the active portfolios of the UAM Funds and AEW, plus a quarterly retainer of $150 for each active portfolio of the UAM Funds and AEW and reimbursement for expenses incurred in attending Trustee meetings.

  G. OTHER. At February 29, 1996, 15.6% of total shares outstanding were held by one record shareholder owning 10% or greater of the aggregate total shares outstanding.

                                     PART B



                                   UAM FUNDS


                            TJ CORE EQUITY PORTFOLIO
                       INSTITUTIONAL SERVICE CLASS SHARES





                      STATEMENT OF ADDITIONAL INFORMATION


                  JANUARY 29, 1995, AS AMENDED MARCH 13, 1996






This Statement is not a Prospectus but should be read in conjunction with the Prospectus of the UAM Funds Trust (the "UAM Funds" or the "Fund") for the TJ Core Equity Portfolio (the "Portfolio") Institutional Service Class Shares dated January 29, 1995. To obtain the Prospectus, please call the UAM Funds Service Center:

                                 1-800-638-7983




                                Table of Contents

                                                                      PAGE

     Investment Objective and Policies...............................   2
     Purchase of Shares..............................................   5
     Redemption of Shares............................................   5
     Shareholder Services............................................   6
     Investment Limitations..........................................   7
     Management of the Fund..........................................   8
     Investment Adviser..............................................   9
     Service and Distribution Plans..................................  10
     Portfolio Transactions..........................................  12
     Performance Calculations........................................  12
     General Information.............................................  15
     Federal Taxes...................................................  16
     Financial Statement.............................................  16
     Appendix - Description of Ratings............................... A-1

                       INVESTMENT OBJECTIVE AND POLICIES


     The following policies supplement the investment objective and policies of the Portfolio as set forth in the Prospectus:

FOREIGN SECURITIES

     Investors should recognize that investing in foreign companies directly or through the purchase of American Depositary Receipts ("ADRs") involves certain special considerations which are not typically associated with investing in U.S. companies. Since the securities of foreign companies are frequently denominated in foreign currencies, investments may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies.

     As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and they may have policies that are not comparable to those of domestic companies, there may be less information available about certain foreign companies than about domestic companies. Securities of some foreign companies are generally less liquid and more volatile than securities of comparable domestic companies. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries.

     Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recoverable portion of foreign withholding taxes will reduce the income received from the companies comprising the Portfolios' investments. However, these foreign withholding taxes are not expected to have a significant impact.

SECURITIES LENDING

     The Portfolio may lend its investment securities to qualified institutional investors who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its investment securities, the Portfolio attempts to increase its income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio. The Portfolio may lend its investment securities to qualified brokers, dealers, domestic and foreign banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act of 1940, as amended, (the "1940 Act") or the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "Commission") thereunder, which currently require that (a) the borrower pledge and maintain with the Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a domestic U.S. bank or securities issued or guaranteed by the United States Government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Portfolio at any time, and (d) the Portfolio receives reasonable interest on the loan (which may include the Portfolio investing any cash collateral in interest bearing short-term investments). All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Board of Trustees.

     At the present time, the Staff of the Commission does not object if an investment company pays reasonable negotiated fees in connection with loaned securities so long as such fees are set forth in a written contract and approved by the investment company's Board of Trustees. The Portfolio would continue to retain any voting rights with respect to the loaned securities. If a material event occurs affecting an investment on a loan, the loan must be called and the securities voted.

HEDGING STRATEGIES

     The Portfolio may engage in various portfolio strategies to hedge against adverse movements in the equity, debt and currency markets. The Portfolio may buy or sell futures contracts, write (i.e., sell) covered call options on its portfolio securities, purchase put and call options on securities and engage in transactions in stock index options and stock index futures, and related options on such futures. Each of these portfolio strategies is described below. Although certain risks are involved in options and future transactions, the Adviser believes that, because the Portfolio will engage in options and future transactions only for hedging purposes, the options and futures portfolio strategies of the Portfolio will not subject it to the risks frequently associated with the speculative use of options and future transactions. While the Portfolio's use of hedging strategies is intended to reduce the volatility of the net asset value of the Portfolio shares, the Portfolio's net asset value will fluctuate. There can be no assurance that the Portfolio's hedging transactions will be effective. Also, the Portfolio may not necessarily be engaging in hedging activities when movements in any particular equity, debt or currency market occur.

FUTURES CONTRACTS

     The Portfolio may enter into futures contracts for the purposes of hedging, remaining fully invested and reducing transactions costs. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"), a U.S. Government Agency.

     Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold" or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

     Futures traders are required to make a good faith margin deposit in cash or acceptable securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Portfolio expects to earn interest income on its margin deposits.

     Traders in futures contracts may be broadly classified as either "hedgers" or "speculators". Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities otherwise held for investment purposes or expected to be acquired by them. Speculators are less inclined to own the securities underlying the futures contracts which they trade and use futures contracts with the expectation of realizing profits from a fluctuation in interest rates. The Portfolio intends to use futures contracts only for hedging purposes.

     Regulations of the CFTC applicable to the Fund require that all of its futures transactions constitute bona fide straddles or that the Fund's commodity futures and option positions be for other purposes, to the extent that the aggregate initial margins and premiums required to establish such non-hedging positions do not exceed five percent of the liquidation value of the Portfolio. The Portfolio will only sell futures contracts to protect securities it owns against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase. As evidence of this hedging interest, the Portfolio expects that approximately 75% of its futures contracts purchases will be "completed", that is, equivalent amounts of related securities will have been purchased or will be purchased by the Portfolio on the settlement date of the futures contracts.

     Although techniques other than the sale and purchase of futures contracts could be used to control the Portfolio's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the Portfolio will incur commission expenses in both opening and closing out future positions, these costs are lower than transaction costs incurred in the purchase and sale of the underlying securities.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS

     The Portfolio will not enter into futures contract transactions to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of its total assets. In addition, the Portfolio will not enter into futures contracts to the extent that its outstanding obligations to purchase securities under these contracts would exceed 20% of its total assets.

RISK FACTORS IN FUTURES TRANSACTIONS

     Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Portfolio would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Portfolio has insufficient cash, it may have to sell securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Portfolio may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close futures positions also could have an adverse impact on the Portfolio's ability to effectively hedge.

     The Portfolio will minimize the risk that it will be unable to close out a futures position by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market. There can be no assurance, however, that a liquid secondary market will exist for a particular futures contract at any given time.

     The risk of loss in trading futures contracts in some strategies can be substantial due both to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in excess of the amount invested in the contract. However, because the futures strategies of the Portfolio are engaged in only for hedging purposes, the Adviser does not believe that the Portfolio is subject to the risks of loss frequently associated with futures transactions. The Portfolio would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

     Utilization of futures transactions by the Portfolio does involve the risk of imperfect or no correlation where the securities underlying the futures contracts have different maturities than the Portfolio securities being hedged. It is also possible that the Portfolio could both lose money on futures contracts and also experience a decline in value of portfolio securities. There is also the risk of loss by the Portfolio of margin deposits in the event of bankruptcy of a broker with whom the Portfolio has an open position in a futures contract or related option.

     Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

OPTIONS

     The Portfolio may purchase and sell put and call options on securities and futures contracts for hedging purposes. Investments in options involve some of the same considerations that are involved in connection with investments in futures contracts (e.g., the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying security or contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract on which it is based or the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract or securities.

WRITING COVERED CALL OPTIONS

     The principal reason for writing call options is to attempt to realize, through the receipt of premiums, a greater return than would be realized on securities alone. By writing covered call options, the Portfolio gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, the Portfolio's ability to sell the underlying security will be limited while the option is in effect unless the Portfolio effects a closing purchase transaction. A closing purchase transaction cancels out the Portfolio's position as the writer of an option by means of offsetting purchase of an identical option prior to the expiration of the option it has written. Covered call options serve as a partial hedge against the price of the underlying security declining. The Portfolio writes only covered options, which means that so long as the Portfolio is obligated as the writer of the option it will, through its custodian, have deposited and maintained cash, U.S. Government securities or other high grade liquid debt securities denominated in U.S. dollars with a value equal to or greater than the exercise price of the underlying securities.

PURCHASING OPTIONS


     The amount of any appreciation in the value of the underlying security subject to a put will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and profit or loss from a sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs. A closing sale transaction cancels out the Portfolio's position as purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased. In certain circumstances, the Portfolio may purchase call options on securities held in its investment portfolio on which it has written call options or on securities which it intends to purchase.

                               PURCHASE OF SHARES


     Shares of the Portfolio may be purchased without sales commission at the net asset value per share next determined after an order is received in proper form by the Fund, and payment is received by the Fund's custodian.
The minimum initial investment required for the Portfolio is $100,000. Certain exceptions to the minimums may be determined from time to time by the officers of the Fund. An order received in proper form prior to the 4:00 p.m. close of the New York Stock Exchange (the "Exchange") will be executed at the price computed on the date of receipt; and an order received not in proper form or after the 4:00 p.m. close of the Exchange will be executed at the price computed on the next day the Exchange is open after proper receipt. The exchange will be closed on the following days: Good Friday, April 5, 1996 Memorial day, May 27, 1996; and Independence Day, July 4, 1996.


     The Portfolio reserves the right in its sole discretion (1) to suspend the offering of its shares, (2) to reject purchase orders when in the judgment of management such rejection is in the best interests of the Fund, and (3) to reduce or waive the minimum for initial and subsequent investment for certain fiduciary accounts such as employee benefit plans or under circumstances where certain economies can be achieved in sales of the Portfolio's shares.

                              REDEMPTION OF SHARES

     The Portfolio may suspend redemption privileges or postpone the date of payment (1) during any period that both the Exchange and custodian bank are closed or trading on the Exchange is restricted as determined by the Commission, (2) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Portfolio to dispose of securities owned by it or to fairly determine the value of its assets, and (3) for such other periods as the Commission may permit. The Fund has made an election with the Commission to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period. Such commitment is irrevocable without the prior approval of the Commission. Redemptions in excess of the above limits may be paid, in whole or in part, in investment securities or in cash as the Board of Trustees may deem advisable; however, payment will be made wholly in cash unless the Trustees believe that economic or market conditions exist which would make such a practice detrimental to the best interests of the Fund. If redemptions are paid in investment securities, such securities will be valued as set forth in the Prospectus under "How Shares Prices are Determined," and a redeeming shareholder would normally incur brokerage expenses if he converted those securities to cash.

     No charge is made by the Portfolio for redemptions. Any redemption may be more or less than the shareholder's initial cost depending on the market value of the securities held by the Portfolio.

SIGNATURE GUARANTEES


     To protect your account, the Fund and Chase Global Funds Services Company (the "Administrator") from fraud, signature guarantees are required for certain redemptions. Signature guarantees are required for (1) redemptions where the proceeds are to be sent to someone other than the registered shareowner(s) or the registered address or (2) share transfer requests. The purpose of signature guarantees is to verify the identity of the party who has authorized a redemption.

     Signatures must be guaranteed by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. A complete definition of eligible guarantor institution is available from the Administrator. Broker-dealers guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program.

     The signature guarantee must appear either: (1) on the written request for redemption; (2) on a separate instrument for assignment ("stock power") which should specify the total number of shares to be redeemed; or (3) on all stock certificates tendered for redemption and, if shares held by the Fund are also being redeemed, on the letter or stock power.

                              SHAREHOLDER SERVICES

     The following supplements the information set forth in the Portfolios' Prospectuses under the heading "Buying, Selling and Exchanging Shares":

EXCHANGE PRIVILEGE


     Shares of the Portfolio may be exchanged for any other Service Class Shares of a Portfolio included in the UAM Funds which is comprised of the Fund and UAM Funds, Inc. (For a list of those Portfolios currently offering Service Class Shares, please call the UAM Funds Service Center.) Exchange requests should be made by calling the Fund (1-800-638-7983) or by writing to UAM Funds, UAM Funds Service Center, c/o Chase Global Funds Services Company, P.O. Box 2798, Boston, MA 02208-2798. The exchange privilege is only available with respect to Portfolios that are registered for sale in the shareholder's state of residence of the other Portfolio.



     Any such exchange will be based on the respective net asset values of the shares involved. There is no sales commission or charge of any kind. Before making an exchange into a Portfolio, a shareholder should read its Prospectus and consider the investment objectives of the Portfolio to be purchased. You may obtain a Prospectus for the Portfolio(s) you are interested in by calling the UAM Funds Service Center at 1-800-638-7983.


     Exchange requests may be made either by mail or telephone. Telephone exchanges will be accepted only if the certificates for the shares to be exchanged are held by the Fund for the account of the shareholder, and the registration of the two accounts will be identical. Requests for exchanges received prior to 4:00 p.m. (Eastern Time) will be processed as of the close of business on the same day. Requests received after 4:00 p.m. will be processed on the next business day. Neither the Fund nor the Administrator will be responsible for the authenticity of the exchange instructions received by telephone. Exchanges may also be subject to limitations as to amounts or frequency and to other restrictions established by the Board of Trustees to assure that such exchanges do not disadvantage the Fund and its shareholders.

     For Federal income tax purposes an exchange between Portfolios is a taxable event, and, accordingly, a capital gain or loss may be realized. In a revenue ruling relating to circumstances similar to the Fund's, an exchange between series of a Fund was also deemed to be a taxable event. It is likely, therefore, that a capital gain or loss would be realized on an exchange between Portfolios; you may want to consult your tax adviser for further information in this regard. The exchange privilege may be modified or terminated at any time.

TRANSFER OF SHARES

     Shareholders may transfer shares to another person by making a written request to the Fund. The request should clearly identify the account and number of shares to be transferred, and include the signature of all registered owners and all stock certificates, if any, which are subject to the transfer. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described under "Redemption of Shares." As in the case of redemptions, the written request must be received in good order before any transfer can be made.

                             INVESTMENT LIMITATIONS

The following limitations supplement those set forth in the Prospectus. Whenever an investment limitation sets forth a percentage limitation on investment or utilization of assets, such limitation shall be determined immediately after and as a result of the Portfolio's acquisition of such security or other asset. Accordingly, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered when determining whether the investment complies with the Portfolio's investment limitations. Investment limitations (1), (2), (3) and
(4) are classified as fundamental. The Portfolio's fundamental investment limitations cannot be changed without approval by a "majority of the outstanding shares" (as defined in the 1940 Act) of the Portfolio. The Portfolio will not:

     (1)  invest in physical commodities or contracts on physical commodities;

     (2) purchase or sell real estate or real estate limited partnerships, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate;

     (3) make loans except (i) by purchasing debt securities in accordance with its investment objectives and (ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act, or the rules and regulations or interpretations of the Commission thereunder;

     (4)  underwrite the securities of other issuers;

     (5) invest in stock, bond or interest rate futures and/or options on futures unless (i) not more than 5% of the Portfolio's assets are required as deposit to secure obligations under such futures and/or options on futures contracts provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing such 5% and (ii) not more than 20% of the Portfolio's assets are invested in futures and options;

     (6)  purchase on margin or sell short except as specified in (5) above;

     (7) purchase or retain securities of an issuer if those officers and directors of the Fund or its investment adviser owning more than 1/2 of 1% of such securities together own more than 5% of such securities;

     (8) invest more than an aggregate of 15% of the net assets of the Portfolio, determined at the time of investment, in securities subject to legal or contractual restrictions on resale or securities for which there are no readily available markets;

     (9) invest for the purpose of exercising control over management of any company;

     (10) write or acquire options or interests in oil, gas or other mineral exploration or development programs; and

     (11) investment in warrants, valued at the lower of cost or market, exceeding 5.0% of the value of the Portfolio's net assets. Included within that amount, but not to exceed 2.0% of the value of the Portfolio's net assets, may be warrants which are not listed on the New York or American Stock Exchanges. Warrants acquired by the Portfolio in units or attached to securities may be deemed to be without value.

                       MANAGEMENT OF THE FUND

TRUSTEES AND OFFICERS

    The Officers of the Fund manage its day-to-day operations and are responsible to the Fund's Board of Trustees. The Trustees set broad policies for the Fund and elect its Officers. The following is a list of the Trustees and Officers of the Fund and a brief statement of their present positions and principal occupations during the past five years.



MARY RUDIE BARNEBY*          Trustee and Executive Vice President of the
1133 Avenue of the Americas  Fund; President of Regis Retirement Plan
New York, NY  10036          Services since 1993; Former President of UAM
                             Fund Distributors, Inc.. Formerly responsible for Defined Contribution Plan Services at a division of the Equitable Companies, Dreyfus
                             Corporation and Merrill Lynch.

JOHN T. BENNETT, JR.         Trustee of the Fund; President of Squam
College Road - RFD 3         Investment Management Company, Inc. and Great
Meredith, NH  03253          Island Investment Company, Inc.; President of
                             Bennett Management Company from 1988 to 1993.

J. EDWARD DAY                Trustee of the Fund; Retired Partner in the
5804 Brookside Drive         Washington office of the law firm Squire,
Chevy Chase, MD 20815        Sanders & Dempsey; Director, Medical Mutual
                             Liability Insurance Society of Maryland;
                             formerly, Chairman of The Montgomery County,
                             Maryland, Revenue Authority.

PHILIP D. ENGLISH            Trustee of the Fund; President and Chief
16 West Madison Street       Executive Officer of Broventure Company, Inc.;
Baltimore, MD 21201          Chairman of the Board of Chektec Corporation
                             and Cyber Scientific, Inc.

WILLIAM A. HUMENUK           Trustee of the Fund; Partner in the
4000 Bell Atlantic Tower     Philadelphia office of the law firm Dechert
1717 Arch Street             Price & Rhoads; Director, Hofler Corp.
Philadelphia, PA 19103

NORTON H. REAMER*            Trustee, President and Chairman of the Fund;
One International Place      President, Chief Executive Officer and a
Boston, MA 02110             Director of United Asset Management
                             Corporation; Director, Partner or Trustee of each of the Investment Companies of the Eaton
                             Vance Group of Mutual Funds.

PETER M. WHITMAN, JR.*       Trustee of the Fund; President and Chief
One Financial Center         Investment Officer of Dewey Square Investors
Boston, MA 02111             Corporation ("DSI") since 1988; Director and
                             Chief Executive Officer of H. T. Investors,
                             Inc., formerly a subsidiary of DSI.

WILLIAM H. PARK*             Vice President and Assistant Treasurer of the
One International Place      Fund; Executive Vice President and Chief
Boston, MA 02110             Financial Officer of United Asset Management
                             Corporation.

ROBERT R. FLAHERTY*          Treasurer of the Fund; Second Vice President
73 Tremont Street            and Manager of Fund Administration and
Boston, MA 02108             Compliance of the Administrator since March
                             1995; formerly Senior Manager of Deloitte &
                             Touche LLP from 1985 to 1995.

KARL O. HARTMANN*            Secretary of the Fund; Senior Vice President,
73 Tremont Street            Secretary and General Counsel of Administrator;
Boston, MA 02108             Senior Vice President, Secretary and General
                             Counsel of Leland, O'Brien, Rubinstein
                             Associates, Inc. from November 1990 to November
                             1991.

HARVEY M. ROSEN*             Assistant Secretary of the Fund; Senior Vice
73 Tremont Street            President of the Administrator.
Boston, MA 02108


* This person is deemed to be an "interested person" of the Fund as that term is defined in the 1940 Act.

REMUNERATION OF TRUSTEES AND OFFICERS


    The Fund pays each Trustee, who is not also an officer or affiliated person, a $150 quarterly retainer fee per active Portfolio which currently amounts to $1,050 per quarter. In addition, each unaffiliated Trustee receives a $2,000 meeting fee which is aggregated for all the Trustees and allocated proportionately among the Portfolios of the Fund, UAM Funds, Inc. as well as AEW Commercial Mortgage Securities Fund, Inc. and reimbursement for travel and other expenses incurred while attending Board meetings. Trustees who are also officers or affiliated persons receive no remuneration for their service as Trustees. The Fund's officers and employees are paid by either the Adviser, United Asset Management Corporation ("UAM"), or the Administrator and receive no compensation from the Fund. The following table shows aggregate compensation paid to each of the Fund's Trustees by the Fund and total compensation paid by the Fund, UAM Funds, Inc. and AEW Commercial Mortgage Securities Fund, Inc. (collectively the "Fund Complex") in the fiscal year ended April 30, 1995.



COMPENSATION TABLE


        (1)                  (2)                (3)                 (4)                 (5)
                                             Pension or                         Total Compensation
                          Aggregate     Retirement Benefits  Estimated Annual   from Registrant and
   Name of Person       Compensation    Accrued as Part of     Benefits Upon   Fund Complex Paid to
      Position        From Registrant*     Fund Expenses        Retirement           Trustees
--------------------------------------------------------------------------------------------------
John T. Bennett, Jr.,
Trustee                   $1,832                0                   0                $24,650

J. Edward Day,
Trustee                   $1,832                0                   0                $24,650

Philip D. English,
Trustee                   $1,832                0                   0                $24,650

William A. Humenuk,
Trustee                   $1,832                0                   0                $24,650




* Since the Registrant did not complete its first full year since its organization, the table above represents aggregate compensation on an annualized basis for the fiscal year ended April 30, 1995.



PRINCIPAL HOLDERS OF SECURITIES



    As of February 295, 1996, the following persons or organizations held of
record 5% or more of the shares of the Portfolio:, as noted.   Harnat & Co.,
P.O. Box 4044, Boston, MA, 98.9%*.

___________


* Denotes shares held by a trustee trustee or other fiduciary for which beneficial ownership is disclaimed or presumed disclaimed.



    The persons or organizations listed above as owning 25% or more of the outstanding shares of a Portfolio may be presumed to "control" ( as that term is defined in the 1940 Act) such Portfolio. As a result, those persons or organizations could have the ability to vote a majority of the shares of the Portfolio on any matter requiring the approval of shareholders of such Portfolio.


                              INVESTMENT ADVISER

CONTROL OF ADVISER


    Tom Johnson Investment Management, Inc., is a wholly-owned subsidiary of UAM, a holding company incorporated in Delaware in December 1980 for the purpose of acquiring and owning firms engaged primarily in institutional investment management. Since its first acquisition in August 1983, UAM has acquired or organized approximately 45 such wholly-owned affiliated firms (the "UAM Affiliated Firms"). UAM believes that permitting UAM Affiliated Firms to retain control over their investment advisory decisions is necessary to allow them to continue to provide investment management services that are intended to meet the particular needs of their respective clients.


    Accordingly, after acquisition by UAM, UAM Affiliated Firms continue to operate under their own firm name, with their own leadership and individual investment philosophy and approach. Each UAM Affiliated Firm manages its own business independently on a day-to-day basis. Investment strategies employed and securities selected by UAM Affiliated Firms are separately chosen by each of them. Several UAM Affiliated Firms also act as investment advisers to separate series or Portfolios of UAM Funds, Inc., a registered investment company.


ADVISORY FEES

    As compensation for services rendered by the Adviser under the Investment Advisory Agreement, the Portfolio pays the Adviser an annual fee in monthly installments, calculated by applying the following annual percentage rates to the Portfolio's average daily net assets for the month:

              TJ Core Equity Portfolio...................... 0.75%

                         SERVICE AND DISTRIBUTION PLANS


    As stated in the Prospectus, UAM Fund Distributors, Inc. (formerly known as RFI Distributors) may enter into agreements with broker-dealers and other financial institutions ("Service Organizations"), pursuant to which they will provide administrative support services to Institutional Service Class ("Service Class") shareholders who are their customers ("Customers") in consideration of such Fund's payment of 0.25% (on an annualized basis) of the average daily net asset value of the Service Class Shares held by the Service Organization for the benefit of its Customers. Such services include:


    (a) acting as the sole shareholder of record and nominee for beneficial owners;

    (b) maintaining account records for such beneficial owners of the Fund's shares;

    (c) opening and closing accounts;

    (d) answering questions and handling correspondence from shareholders about their accounts;

    (e) processing shareholder orders to purchase, redeem and exchange shares;

    (f) handling the transmission of funds representing the purchase price or redemption proceeds;

    (g) issuing confirmations for transactions in the Fund's shares by shareholders;

    (h) distributing current copies of prospectuses, statements of additional information and shareholder reports;

    (i) assisting customers in completing application forms, selecting dividend and other account options and opening any necessary custody accounts;

    (j) providing account maintenance and accounting support for all transactions; and

    (k) performing such additional shareholder services as may be agreed upon by the Fund and the Service Organization, provided that any such additional shareholder service must constitute a permissible non-banking activity in accordance with the then current regulations of, and interpretations thereof by, the Board of Governors of the Federal Reserve System, if applicable.

    Each agreement with a Service Organization is governed by a shareholder Service Plan (the "Service Plan") that has been adopted by the Fund's Board of Trustees. Pursuant to the Service Plan, the Board of Trustees reviews, at least quarterly, a written report of the amounts expended under each agreement with Service Organizations and the purposes for which the expenditures were made. In addition, arrangements with Service Organizations must be approved annually by a majority of the Fund's Trustees, including a majority of the Trustees who are not "interested persons" of the Fund as defined in the 1940 Act and have no direct or indirect financial interest in such arrangements.

    The Board of Trustees has approved the arrangements with Service Organizations based on information provided by the Fund's service contractors that there is a reasonable likelihood by affording the Fund greater flexibility in connection with the servicing of the accounts of the beneficial owners of its shares in an efficient manner. Any material amendment to a Fund's arrangements with Service Organizations must be approved by a majority of the Fund's Board of Trustees (including a majority of the disinterested Trustees). So long as the arrangements with Service Organizations are in effect, the selection and nomination of the members of the Fund's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Fund will be committed to the discretion of such non-interested Trustees.

    Pursuant to Rule 12b-1 under the 1940 Act, the Fund has adopted a Distribution Plan for the Service Class Shares of the Fund (the "Distribution Plan"). The Distribution Plan permits the Fund to pay for certain distribution, promotional and related expenses involved in the marketing of only the Service Class Shares.

    The Distribution Plan permits the Service Class Shares, pursuant to the Distribution Agreement, to pay a monthly fee to the Distributor for its services and expenses in distributing and promoting sales of the Service Class Shares. These expenses include, among other things, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into agreements with the Distributor. In addition, the Service Class Shares may make payments directly to other unaffiliated parties who either aid in the distribution of their shares or provide services to the Class.

    The maximum annual aggregate fee payable by the Fund under the Service and Distribution Plans (the "Plans"), is 0.75% of the Service Class Shares' average daily net assets for the year. The Fund's Board of Trustees may reduce this amount at any time. Although the maximum fee payable under the 12b-1 Plan relating to the Service Class Shares is 0.75% of average daily net assets of such class, the Board of Trustees has determined that the annual fee, payable on a monthly basis, under the Plans relating to the Service Class Shares, currently cannot exceed 0.50% of the average daily net assets represented by the Service Class. While the current fee which will be payable under the Service Plan has been set at 0.25%, the Plan permits a full 0.75% on all assets to be paid at any time following appropriate Board approval.

    All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid by the Service Class Shares will be borne by such persons without any reimbursement from such classes. Subject to seeking best price and execution, the Fund may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plans. From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

    The Plans, the Distribution Agreement and the form of dealer's and services agreements have all been approved by the Board of Trustees of the Fund, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the Plan or any related agreements, by vote cast in person at a meeting duly called for the purpose of voting on the Plan and such Agreements. Continuation of the Plan, the Distribution Agreement and the related agreements must be approved annually by the Board of Trustees in the same manner, as specified above. No Service Class Shares have been offered prior to the date of this Statement of Additional Information.

    Each year the Trustees must determine whether continuation of the Plans is in the best interest of the shareholders of Service Class Shares and that there is a reasonable likelihood of the Plans providing a benefit to the Class. The Plans, the Distribution Agreement and the related agreements with any broker-dealer or others relating to a Class may be terminated at any time without penalty by a majority of those Trustees who are not "interested persons" or by a majority vote of the outstanding voting securities of the Class. Any amendment materially increasing the maximum percentage payable under the Plans must likewise be approved by a majority vote of the relevant Class' outstanding voting securities, as well as by a majority vote of those Trustees who are not "interested persons." Also, any other material amendment to the Plans must be approved by a majority vote of the Trustees including a majority of the Trustees of the Fund having no interest in the Plans. In addition, in order for the Plans to remain effective, the selection and nomination of Trustees who are not "interested persons" of the Fund must be effected by the Trustees who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plans. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Trustees for their review. The National Association of Securities Dealers, Inc. has adopted amendments to its Rules of Fair Practice relating to investment company sales charges. The Fund and the Distributor intend to operate in compliance with these rules.

                            PORTFOLIO TRANSACTIONS

    The Investment Advisory Agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the Portfolio and directs the Adviser to use its best efforts to obtain the best execution with respect to all transactions for the Portfolio. The Adviser may, however, consistent with the interests of the Portfolio, select brokers on the basis of the research, statistical and pricing services they provide to the Portfolio. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Adviser under the Investment Advisory Agreement. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that such commissions are paid in compliance with the Securities Exchange Act of 1934, as amended, and that the Adviser determines in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of the Adviser to the Portfolio and the Adviser's other clients.


    It is not the Fund's practice to allocate brokerage or principal business on the basis of sales of shares which may be made through broker-dealer firms. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend the Fund's Portfolios or who act as agents in the purchase of shares of the Portfolios for their clients. During the fiscal year ended April 30, 1995, the entire Fund paid brokerage commissions of approximately $15, 000.


    Some securities considered for investment by the Portfolio may also be appropriate for other clients served by the Adviser. If purchases or sales of securities consistent with the investment policies of the Portfolio and one or more of these other clients served by the Adviser is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and clients in manner deemed fair and reasonable by the Adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Adviser, and the results of such allocations, are subject to periodic review by the Fund's Board of Trustees.

                           PERFORMANCE CALCULATIONS

PERFORMANCE


    The Portfolio may from time to time quote various performance figures to illustrate past performance. Performance quotations by investment companies are subject to rules adopted by the Commission, which require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the Commission. Current yield and average annual compounded total return quotations used by the Fund are based on the standardized methods of computing performance mandated by the Commission. An explanation of those and other methods used to compute or express performance follows.


YIELD

    Current yield reflects the income per share earned by the Portfolio's investment. The current yield of the Portfolio is determined by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period.


    This figure is obtained using the following formula:


    Yield = 2[( a-b + 1 )(6) - 1]
                ---
                 cd
where:
    a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive income distributions d = the maximum offering price per share on the last day of the period.

TOTAL RETURN

    The average annual total return of the Portfolio is determined by finding the average annual compounded rates of return over 1, 5 and 10 year periods that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes that all dividends and distributions are reinvested when paid. The quotation assumes the amount was completely redeemed at the end of each 1, 5 and 10 year period and the deduction of all applicable Fund expenses on an annual basis.


    These figures will be calculated according to the following formula:


    P(1+T)(n) = ERV

where:
    P   =  a hypothetical initial payment of $1,000
    T   =  average annual total return
    n   =  number of years
    ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof).


    The cumulative total rate of return for the TJ Core Equity Portfolio from inception to the date of the financial statements included herein is 7.72%.


COMPARISONS

To help investors better evaluate how an investment in the Portfolios of the Fund might satisfy their investment objective, advertisements regarding the Fund may discuss various measures of Fund performance as reported by various financial publications. Advertisements may also compare performance (as calculated above) to performance as reported by other investments, indices and averages. The following publications, indices and averages may be used:

    (a) Dow Jones Composite Average or its component averages - an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

    (b) Standard & Poor's 500 Stock Index or its component indices - an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividend.

    (c) The New York Stock Exchange composite or component indices - unmanaged indices of all industrial, utilities, transportation and finance stocks listed on the New York Stock Exchange.

    (d) Salomon Brothers World Government Bond Index - The Salomon World Government Bond Index is designed to provide a comprehensive measure of total return performance of the domestic Government bond market of thirteen countries. The index has been constructed with the aim of choosing an "all inclusive" universe of institutionally traded fixed-rate bonds. The selection of security types to be included in the index is made with the aim of being as comprehensive as possible, while satisfying the criterion of reasonable availability to domestic and international institutions and the existence of complete pricing and market profile data.

    (e) Wilshire 5000 Equity index or its component indices - represents the return on the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

    (f) Lipper - Mutual Fund Performance Analysis and Lipper - Fixed Income Fund Performance Analysis - measure total return and average current yield for the mutual fund industry. Rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

    (g) Morgan Stanley Capital International EAFE Index and World Index - respectively, arithmetic, market value-weighted averages of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East, and over 1,400 securities listed on the stock exchanges of these continents, plus North America.

    (h) Goldman Sachs 100 Convertible Bond Index - currently includes 67 bonds and 33 preferred. The original list of names was generated by screening for convertible issues of 100 million or greater in market capitalization. The index is priced monthly.

    (i) Salomon Brothers GNMA Index - includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

    (j) Salomon Brothers High Grade Corporate Bond Index - consists of publicly issued, non-convertible corporate bonds rated AA or AAA. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.

    (k) Salomon Brothers Broad Investment Grade Bond - is a market-weighted index that contains approximately 4,700 individually priced investment grade corporate bonds rated BBB or better, U.S. Treasury/agency issues and mortgage pass through securities.

    (l) Lehman Brothers Long-Term Treasury Bond - is composed of all bonds covered by the Lehman Brothers Treasury Bond Index with maturities of 10 years or greater.

    (m) NASDAQ Industrial Index - is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not include income.

    (n) Value Line - composed of over 1,600 stocks in the Value Line Investment Survey.

    (o) Russell 2000 - composed of the 2,000 smallest stocks in the Russell 3000, a market value-weighted index of the 3,000 largest U.S. publicly-traded companies.

    (p) Composite indices - 60% Standard & Poor's 500 Stock Index, 30% Lehman Brothers Long-Term Treasury Bond and 10% U.S. Treasury Bills; 70% Standard & Poor's 500 Stock Index and 30% NASDAQ Industrial Index; 35% Standard & Poor's 500 Stock Index and 65% Salomon Brothers High Grade Bond Index; all stocks on the NASDAQ system exclusive of those traded on an exchange, and 65% Standard & Poor's 500 Stock Index and 35% Salomon Brothers High Grade Bond Index.

    (q) CDA Mutual Fund Report published by CDA Investment Technologies, Inc.
        - analyzes price, current yield, risk, total return and average rate of return (average compounded growth rate) over specified time periods for the mutual fund industry.

    (r) Mutual Fund Source Book published by Morningstar, Inc. - analyzes price, yield, risk and total return for equity funds.

    (s) Financial publications: Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Barron's, Consumer's Digest, Financial Times, Global Investor, Wall Street Journal and Weisenberger Investment Companies Service - publications that rate fund performance over specified time periods.

    (t) Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change over time in the price of goods and services in major expenditure groups.

    (u) Stocks, Bonds, Bills and Inflation, published by Ibbotson Associates
        - historical measure of yield, price and total return for common and small company stock, long-term government bonds, Treasury bills and inflation.

    (v) Savings and Loan Historical Interest Rates - as published by the U.S. Savings & Loan League Fact Book.

    (w) Historical data supplied by the research departments of First Boston Corporation; the J.P. Morgan companies; Salomon Brothers; Merrill Lynch, Pierce, Fenner & Smith; Lehman Brothers, Inc.; and Bloomberg L.P.

    In assessing such comparisons of performance, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the composition of investments in the Portfolio, that the averages are generally unmanaged, and that the items included in the calculations of such averages may not be identical to the formula used by the Portfolio to calculate its performance. In addition, there can be no assurance that the Portfolio will continue this performance as compared to such other averages.

                              GENERAL INFORMATION

DESCRIPTION OF SHARES AND VOTING RIGHTS


    The Fund was organized under the name The Regis Fund II, as a Delaware business trust on May 18, 1994. On October 31, 1995, the name of the Fund was changed to "UAM Funds Trust." The Fund's principal office is located at One International Place, Boston, MA 02110; however, all investor correspondence should be directed to the Fund at UAM Funds Service Center, c/o Chase Global Funds Services Company, P.O. Box 2798, Boston, MA 02208-2798. The Fund's Agreement and Declaration of Trust permits the Fund to issue an unlimited number of shares of beneficial interest, without par value. The Trustees have the power to designate one or more series ("Portfolios") or classes of shares of beneficial interest without further action by shareholders.

    On each matter submitted to a vote of the shareholders, each holder of a share shall be entitled to one vote for each whole share and a fractional vote for each fractional share standing in his name on the books of the Fund.

    In the event of liquidation of the Fund, the holders of the shares of each Portfolio or any class thereof that has been established and designated shall be entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to that Portfolio, or in the case of a class, belonging to that Portfolio and allocable to that class, over the liabilities belonging to that Portfolio or class. The assets so distributable to the holders of shares of any particular Portfolio or class thereof shall be distributed to the holders in proportion to the number of shares of that Portfolio or class thereof held by them and recorded on the books of the Fund. The liquidation of any Portfolio or class thereof may be authorized at any time by vote of a majority of the Trustees then in office.

    Shareholders have no pre-emptive or other rights to subscribe to any additional shares or other securities issued by the Fund or any Portfolio, except as the Trustees in their sole discretion shall have determined by resolution.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

    The Fund's policy is to distribute substantially all of the Portfolio's net investment income, if any, together with any net realized capital gains in the amount and at the times that will avoid both income (including capital gains) taxes incurred on it and the imposition of the Federal excise tax on undistributed income and capital gains. The amounts of any income dividends or capital gains distributions cannot be predicted. See the discussion under "Dividends, Capital Gains Distributions and Taxes" in the Prospectus.

    Any dividend or distribution paid shortly after the purchase of shares of the Portfolio by an investor may have the effect of reducing the per share net asset value of the Portfolio by the per share amount of the dividend or distribution. Furthermore, such dividends or distributions, although in effect a return of capital, are subject to income taxes as set forth in the Prospectus.

    As set forth in the Prospectus, unless the shareholder elects otherwise in writing, all dividend and capital gains distributions are automatically received in additional shares of the respective Portfolio of the Fund at net asset value (as of the business day following the record date). This will remain in effect until the Fund is notified by the shareholder in writing at least three days prior to the record date that either the Income Option (income dividends in cash and capital gains distributions in additional shares at net asset value) or the Cash Option (both income dividends and capital gains distributions in cash) has been elected. An account statement is sent to shareholders whenever an income dividend or capital gains distribution is paid.

    Each Portfolio of the Fund will be treated as a separate entity (and hence as a separate "regulated investment company") for Federal tax purposes.
 Any net capital gains recognized by the Portfolio will be distributed to its investors without need to offset (for Federal income tax purposes) such gains against any net capital losses realized by another Portfolio.

CODE OF ETHICS

    The Fund has adopted a Code of Ethics which restricts to a certain extent personal transactions by access persons of the Fund and imposes certain disclosure and reporting obligations.

                                FEDERAL TAXES

    In order for the Portfolio to qualify for Federal income tax treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), at least 90% of its gross income for a taxable year must be derived from certain qualifying income, i.e., dividends, interest, income derived from loans of securities and gains from the sale or other disposition of stock, securities or foreign currencies, or other related income, including gains from options, futures and forward contracts, derived with respect to its business investing in stock, securities or currencies. Any net gain realized from the closing out of futures contracts will, therefore, generally be qualifying income for purposes of the 90% requirement. Qualification as a regulated investment company also requires that less than 30% of the Portfolio's gross income be derived from the sale or other disposition of stock, securities, options, futures or forward contracts (including certain foreign currencies not directly related to the Fund's business of investing in stock or securities) held less than three months. In order to avoid realizing excessive gains on securities held for less than three months, the Portfolio may be required to defer the closing out of futures contracts beyond the time when it would otherwise be advantageous to do so. It is anticipated that unrealized gains on futures contracts which have been open for less than three months as of the end of the Portfolio's taxable year, and which are recognized for tax purposes, will not be considered gains on securities held for less than three months for the purposes of the 30% test.

    Except for transactions the Portfolio has identified as hedging transactions, in general the Portfolio is required for Federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on some forward currency and some futures contracts as of the end of each taxable year as well as those actually realized during the year. In most cases, any such gain or loss recognized with respect to a regulated futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss without regard to the holding period of the contract. Recognized gain or loss attributable to a foreign currency forward contract is treated as 100% ordinary income. Furthermore, foreign currency futures contracts which are intended to hedge against a change in the value of securities held by the Portfolio may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.

    The Portfolio will distribute to shareholders annually any net capital gains which have been recognized for Federal income tax purposes (including unrealized gains at the end of the Portfolio's taxable year on futures transactions). Such distribution will be combined with distributions of capital gains realized on the Portfolio's other investments, and shareholders will be advised as to the character of the payment.

    The Portfolio will distribute to shareholders annually any net capital gains which have been recognized for Federal income tax purposes.
Shareholders will be advised as to the character of the payments.

                             FINANCIAL STATEMENTS

    The Financial Statements for the Portfolio for the period from inception on September 28, 1995 to February 29, 1996 and selected per share data and ratios and notes to the Financial Statements relating to the same period are contained in this Statement of Additional Information.

TJ CORE EQUITY PORTFOLIO
FINANCIAL STATEMENTS
STATEMENT OF NET ASSETS
FEBRUARY 29, 1996 (UNAUDITED)

                                                                 VALUE
                                               SHARES            (000)+
------------------------------------------------------------------------
COMMON STOCKS  (94.6%)
------------------------------------------------------------------------
AUTOMOTIVE  (2.9%)
    Ford Motor Corp.                             900               $ 28
------------------------------------------------------------------------
BANKS  (4.8%)
    First Union Corp.                            400                 24
    NationsBank Corp.                            300                 22
                                                                 ------
                                                                     46
------------------------------------------------------------------------
BEVERAGES, FOOD & TOBACCO  (11.1%)
    Anheuser-Busch Cos., Inc.                    200                 14
    Heinz (H.J.) Co.                           1,000                 34
    Sara Lee Corp.                             1,000                 32
    Unilever N.V. - New York Shares ADR          200                 27
                                                                 ------
                                                                    107
------------------------------------------------------------------------
BROADCASTING & PUBLISHING  (6.8%)
    Dun & Bradstreet Corp.                       600                  38
    Gannett Co.                                  400                  27
                                                                 -------
                                                                      65
------------------------------------------------------------------------
CHEMICALS  (2.5%)
    Mallinckrodt Group, Inc.                     600                  24
------------------------------------------------------------------------
ELECTRONICS  (5.5%)
    Emerson Electric Co.                         200                  15
    General Electric Co.                         500                  38
                                                                 -------
                                                                      53
------------------------------------------------------------------------
ENERGY  (9.0%)
    Amoco Corp.                                  500                  35
    Coastal Corp.                                600                  22
    Mobil Corp.                                  200                  22
    Repsol S.A. ADR                              200                   7
                                                                 -------
                                                                      86
------------------------------------------------------------------------
FINANCIAL SERVICES  (6.1%)
    American Express Co.                         500                  23
    Federal National Mortgage Association        800                  25
    Lehman Brothers Holdings, Inc.               400                  10
                                                                 -------
                                                                      58
------------------------------------------------------------------------
HEALTH CARE  (2.7%)
    United Healthcare Corp.                      400                  26
------------------------------------------------------------------------
HOLDING COMPANY  (2.5%)
    Textron, Inc.                                300                  24
------------------------------------------------------------------------
INSURANCE  (2.7%)
    ITT Hartford Group, Inc.                     500                  26
------------------------------------------------------------------------
LODGING & RESTAURANTS  (1.3%)
    ITT Corp. (New)                              200                  12
------------------------------------------------------------------------
MANUFACTURING  (5.6%)
    ITT Industries, Inc.                         800                  21
    Tyco International Ltd.                      900                  33
                                                                 -------
                                                                      54
------------------------------------------------------------------------
METALS  (1.7%)
    USX-U.S. Steel Group, Inc.                   500                  16
------------------------------------------------------------------------


   The accompanying notes are an integral part of the financial statements.

                                                                 VALUE
                                               SHARES            (000)+
------------------------------------------------------------------------
COMMON STOCKS-(CONTINUED)
------------------------------------------------------------------------
OFFICE EQUIPMENT  (2.0%)
    Pitney Bowes, Inc.                           400                  19
------------------------------------------------------------------------
PAPER & PACKAGING  (4.2%)
    McGraw-Hill Companies, Inc.                  300                  26
    Union Camp Corp.                             300                  14
                                                                 -------
                                                                      40
------------------------------------------------------------------------
PHARMACEUTICALS  (4.7%)
    Bristol-Myers Squibb Co.                     300                  26
    Merck & Co., Inc.                            300                  20
                                                                 -------
                                                                      46
------------------------------------------------------------------------
RETAIL  (2.3%)
    Dillard Department Stores, Class A           700                  22
------------------------------------------------------------------------
SERVICES  (3.3%)
    WMX Technologies, Inc.                     1,100                  31
------------------------------------------------------------------------
TECHNOLOGY  (6.3%)
   Avnet, Inc.                                   800                  40
   Compaq Computer Corp.                         400                  20
                                                                 -------
                                                                      60
------------------------------------------------------------------------
UTILITIES  (6.6%)
    AT&T Corp.                                   400                  26
    GTE Corp.                                    600                  26
    Telefonos de Mexico S.A. ADR, Class L        400                  12
                                                                 -------
                                                                      64
------------------------------------------------------------------------
TOTAL COMMON STOCKS  (Cost $843)                                     907
------------------------------------------------------------------------
TOTAL INVESTMENTS (94.6%) (Cost $843)                                907
------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES  (5.4%)
------------------------------------------------------------------------
    Cash                                                              73
    Receivable due from Investment Adviser                             5
    Dividends Receivable                                               3
    Payable for Professional Fees                                    (11)
    Payable for Administrative Fees                                   (4)
    Payable for Custodian Fees                                        (2)
    Payable for Directors' Fees                                       (1)
    Other Liabilities                                                (12)
                                                                 --------
                                                                       51
------------------------------------------------------------------------
NET ASSETS (100%)
    Applicable to 89,245 outstanding Institutional Service Class
    shares (unlimited authorization, no par value)                  $958
------------------------------------------------------------------------
------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE          $10.74
------------------------------------------------------------------------
------------------------------------------------------------------------
+  See Note A to Financial Statements.
ADR - American Depositary Receipt.


   The accompanying notes are an integral part of the financial statements.

TJ CORE EQUITY PORTFOLIO
STATEMENT OF OPERATIONS


                                                       SEPTEMBER 28,
                                                         1995* TO
                                                       FEBRUARY 29,
                                                          1996
(IN THOUSANDS)                                         (UNAUDITED)
--------------                                        ---------------

Investment Income
  Dividends .....................................          $8
  Interest ......................................           1
----------------------------------------------------------------------
     Total Income ...............................           9
----------------------------------------------------------------------
EXPENSES
  Investment Advisory Fees - Note B
     Basic Fees..................................  $  3
     Less: Fees Waived...........................    (3)    -
  Administrative Fees - Note C ..................          13
  Audit Fees ....................................          11
  Printing Fees..................................           8
  Custodian Fees ................................           3
  Registration and Filing .......................           3
  Directors' Fees - Note F.......................           1
  Distribution Fees..............................           1
  Other Expenses.................................           1
  Fees Assumed by Adviser - Note B...............         (37)
----------------------------------------------------------------------
     Net Expenses................................           4
----------------------------------------------------------------------
NET INVESTMENT INCOME............................           5
----------------------------------------------------------------------
NET REALIZED LOSS ON INVESTMENTS.................          (7)
----------------------------------------------------------------------
NET CHANGE IN UNREALIZED
  APPRECIATION ON INVESTMENTS ...................          64
----------------------------------------------------------------------
NET GAIN ON INVESTMENTS..........................          57
----------------------------------------------------------------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS .....................         $62
----------------------------------------------------------------------
* Commencement of Operations


   The accompanying notes are an integral part of the financial statements.

TJ CORE EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                               SEPTEMBER 28,
                                                                 1995* TO
                                                                FEBRUARY 29,
                                                                   1996
(IN THOUSANDS)                                                  (UNAUDITED)
---------------                                                -------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income ...................................           $5
  Net Realized Loss........................................           (7)
  Net Change in Unrealized Appreciation....................           64
------------------------------------------------------------------------------
    Net Increase in Net Assets Resulting from Operations ..           62
------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income ...................................           (2)
------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
  Issued - Regular ........................................          944
         - In Lieu of Cash Distributions...................            2
  Redeemed ................................................          (48)
------------------------------------------------------------------------------
    Net Increase from Capital Share Transactions...........          898
------------------------------------------------------------------------------
  Total Increase  .........................................          958
Net Assets:
  Beginning of Period .....................................            -
------------------------------------------------------------------------------
  End of Period (2) .......................................          $958
------------------------------------------------------------------------------
(1)Shares Issued and Redeemed:
  Shares Issued ...........................................            94
  In Lieu of Cash Distributions............................             1
  Shares Redeemed .........................................            (5)
------------------------------------------------------------------------------
                                                                       89
------------------------------------------------------------------------------
(2) Net Assets Consist of:
  Paid in Capital  ........................................          $898
  Undistributed Net Investment Income .....................             3
  Accumulated Net Realized Loss  ..........................            (7)
  Unrealized Appreciation..................................            64
------------------------------------------------------------------------------
                                                                     $958
------------------------------------------------------------------------------
------------------------------------------------------------------------------

* Commencement of Operations


   The accompanying notes are an integral part of the financial statements.

TJ CORE EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA & RATIOS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                     SEPTEMBER 28,
                                                       1995* TO
                                                     FEBRUARY 29,
                                                         1996
                                                      (UNAUDITED)
------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD...................    $10.00
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
     Net Investment Income.............................      0.06+
     Net Realized and Unrealized Gain/Loss.............      0.71
------------------------------------------------------------------------------
        Total from Investment Operations...............      0.77
------------------------------------------------------------------------------
DISTRIBUTION
     Net Investment Income.............................     (0.03)+
------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.........................    $10.74
------------------------------------------------------------------------------
------------------------------------------------------------------------------
TOTAL RETURN...........................................      7.72%++
------------------------------------------------------------------------------
------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)..................     $958
Ratio of Expenses to Average Net Assets................      1.25%**+
Ratio of Net Investment Income to Average Net Assets...      1.46%**+
Portfolio Turnover Rate................................         8%
------------------------------------------------------------------------------

*  Commencement of Operations
** Annualized
+ Net of voluntarily waived fees and expenses assumed by the Adviser of $0.48 per share for the period ended February 29, 1996.
++ Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser.


   The accompanying notes are an integral part of the financial statements.

                           TJ CORE EQUITY PORTFOLIO
                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

    UAM Funds Trust, formerly known as The Regis Fund II, and UAM Funds, Inc., formerly known as The Regis Fund, Inc., (collectively the "UAM Funds") were organized on May 18, 1994 and October 11, 1988, respectively, and are registered under the Investment Company Act of 1940, as amended, as open-end management investment companies. TJ Core Equity Portfolio (the "Portfolio"), a portfolio of UAM Funds Trust, began operations on September 28, 1995. At February 29, 1996, the UAM Funds were comprised of thirty-seven active portfolios. The financial statements of the remaining portfolios are presented separately.

    A. SIGNIFICANT ACCOUNTING POLICIES. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Portfolio in the preparation of its financial statements.

         1. SECURITY VALUATION: Securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sales price as of the close of the exchange on the day the valuation is made or, if no sale occurred on such day, at the mean of the bid and asked prices on such day. Price information on listed securities is taken from the exchange where the security is primarily traded. Over-the-counter and unlisted securities are valued between the current bid and asked prices. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value.

         The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value using methods determined by the Board of Trustees.

         2. FEDERAL INCOME TAXES: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

         At February 29, 1996, the Portfolio's cost for Federal income tax purposes was $843,000. Net unrealized appreciation for Federal income tax purposes aggregated $64,000, of which $69,000 related to appreciated securities and $5,000 related to depreciated securities.

         3. REPURCHASE AGREEMENTS: In connection with transactions in repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

         4. DISTRIBUTIONS TO SHAREHOLDERS: Any distributions from net investment income are normally declared and paid quarterly. Any realized net capital gains will also be distributed annually. All distributions are recorded on ex-dividend.

         The amount and character of income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

                          TJ CORE EQUITY PORTFOLIO
           NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - (CONTINUED)

         5. OTHER: Security transactions are accounted for on trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed are apportioned among the portfolios of the UAM Funds and AEW Commercial Mortgage Securities Fund, Inc. ("AEW"), an affiliated closed-end management investment company, based on their relative net assets.

    B. ADVISORY SERVICES. Under the terms of an Advisory Agreement, TJ Investment Management, Inc. (the "Adviser"), a wholly-owned subsidiary of United Asset Management Corporation ("UAM"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.75% of the Portfolio's average daily net assets. Through January 1, 1997, the Adviser has voluntarily agreed to waive a portion of its advisory fees and/or assume expenses on behalf of the Portfolio, if necessary, if the annual operating expenses of the Portfolio exceed 1.25% of average daily net assets.

    C. ADMINISTRATIVE SERVICES. The Chase Manhattan Bank, N.A., through its affiliate Chase Global Funds Services Company ("CGFSC") (the "Administrator"), provides administrative, fund accounting, dividend disbursing and transfer agent services to the UAM Funds under an Administration Agreement (the "Agreement"). Pursuant to the Agreement, the Administrator is entitled to receive annual fees, computed daily and payable monthly, based on the combined aggregate average daily net assets of the UAM Funds and AEW as follows: 0.20% of the first $200 million of the combined aggregate net assets; plus 0.12% of the next $800 million of the combined aggregate net assets; plus 0.08% of the combined aggregate net assets in excess of $1 billion but less than $3 billion; plus 0.06% of the combined aggregate net assets in excess of $3 billion. The fees are allocated among the portfolios of the UAM Funds and AEW on the basis of their relative net assets and are subject to a graduated minimum fee schedule per portfolio which rises from $2,000 per month upon inception of a portfolio to $70,000 annually after two years. In addition, the Portfolio is charged certain out of pocket expenses by the Administrator.

    D. DISTRIBUTION AND SERVICE PLANS. UAM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolio. The Portfolio has adopted a Distribution and Service Plan (the "Plans") on behalf of the Institutional Service Class Shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plans the Portfolio may not incur distribution or service costs which exceed an annual rate of 0.75% of the Portfolio's net assets. The Portfolio is not currently making payments under the Distribution Plan. Under the Service Plan the Portfolio reimburses the Distributor or the Service Organization for payments made at an annual rate of 0.25% of the average daily value of Institutional Service Class Shares owned by clients of such Service Organizations.

    E. PURCHASES AND SALES. During the period ended February 29, 1996, the Portfolio made purchases of $908,000 and sales of $59,000 of investment securities other than U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities during the period ended February 29, 1996.

    F. TRUSTEES' FEES. Each Trustee, who is not an officer or affiliated person, $2,000 per meeting attended which is allocated proportionally among the active portfolios of the UAM Funds and AEW, plus a quarterly retainer of $150 for each active portfolio of the UAM Funds and AEW and reimbursement for expenses incurred in attending Trustee meetings.

    G. OTHER. At February 29, 1996, 98.9% of total shares outstanding were held by one record shareholder owning 10% or greater of the aggregate total shares outstanding.

                       APPENDIX - DESCRIPTION OF RATINGS

                     DESCRIPTION OF CORPORATE BOND RATINGS

MOODY'S INVESTORS SERVICE CORPORATE BOND RATINGS

    Aaa - Bonds which are Aaa are judged to be the best quality; They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

    A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Moody's applies numerical modifiers 1, 2 and 3 in the Aa and A rating categories. The modifier 1 indicates that the security ranks at a higher end of the rating category, modifier 2 indicates a mid-range rating and the modifier 3 indicates that the issue ranks at the lower end of the rating category.

    Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

STANDARD & POOR'S CORPORATION'S CORPORATE BOND RATINGS


    AAA - Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation and indicate an extremely strong capacity to pay principal and interest.

    AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only to a small degree.

    A - Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

    BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

                                    PART C
                               UAM FUNDS TRUST
                              OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


(a)  FINANCIAL STATEMENTS:



    1. This Post-Effective Amendment No. 8 is filed to comply with the Registrant's undertaking to file a Post-Effective Amendment containing reasonably current financial statements, which need not be audited, within four to six months of the commencement date of the Newbold's Equity Portfolio and the TJ Core Equity Portfolio (the "Portfolios"). The following unaudited financial statement for the Portfolios are included in Part B of this Post-Effective Amendment:



         (a)  Statement of Net Assets as of February 29, 1996;

         (b)  Statement of Operations for the period ended February 29, 1996;

         (c) Statement of Changes in Net Assets for the period ended February 29, 1996;

         (d)  Financial Highlights as of February 29, 1996; and

         (e)  Notes to Financial Statements.



    2. The Annual Reports of the Chicago Asset Management Intermediate Bond Portfolio, the Chicago Asset Management Value/Contrarian Portfolio and the MJI International Equity Portfolio (the "Portfolios") are incorporated by reference in their respective SAIs. The Annual Reports for the fiscal year ended April 30, 1995 have previously been filed with the Securities and Exchange Commission (the "Commission") . The audited financial statements included in the Annual Reports are:


         (a)  Statement of Net Assets as of April 30, 1995;

         (b)  Statement of Operations for the period ended April 30, 1995;

         (c) Statement of Changes in Net Assets for the period ended April 30, 1995;

         (d)  Financial Highlights as of April 30, 1995;

         (e)  Notes to Financial Statements; and

         (f)  Report of Independent Accountants.

(b)  EXHIBITS



Exhibits previously filed by the Fund are incorporated by reference to such filings. The following table describes the location of all exhibits. In the table, the following reference is used: PEA7 = Post-Effective Amendment No. 7 filed on August 28, 1995, PEA4 = Post-Effective Amendment No. 4 filed on February 9, 1995, PEA3 = Post-Effective Amendment No. 3 filed on December 14, 1994, PEA2 = Post-Effective Amendment No. 2 filed on November 25, 1994, PEA1 = Post-Effective Amendment No. 1 filed on November 15, 1994, RS = original Registration Statement on Form N-1A filed June 3, 1994; Pre EA = Pre-Effective Amendment No. 1 filed August 24, 1994.



EXHIBIT                                          INCORPORATED BY
-------                                          REFERENCE TO (LOCATION):
                                                 ------------------------

1      Declaration of Trust                       RS
       A.   Certificate of Amendment to
            Certificate of Trust                  Filed herewith

2      By-Laws                                    RS

3      Not Applicable

4      Specimen Share Certificate                 PEA1, PEA2, PEA3, PEA4

5      Forms of Investment Advisory Agreements    RS, PEA1, PEA2, PEA3, PEA4

6      Form of Distribution Agreement             RS

7      Not Applicable

8      Form of Custody Agreements                 RS

9      Form of Fund Administration Agreement      Pre EA

10     Opinion and Consent of Counsel             Pre EA

11     Consent of Independent Accountants
       A.   Consent of Independent Accountants
            with respect to 1995
            Annual Reports                        PEA7

12     Other Financial Statements
       A.  1995 Annual Reports                    PEA7

13     Agreement for Providing Initial Capital    Pre EA

14     Not Applicable

15     Not Applicable

16     Not Applicable

18.    Rule 18f-3 Multiple Class Plan             Filed herewith

24.    Powers of Attorney                         RS, PEA7

27.    Financial Data Schedules for the period
       ended February 29, 1996                    Filed herewith

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Registrant is not controlled by or under common control with any person.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES



                                                                   NUMBER OF RECORD HOLDERS
TITLE OF CLASS OR SERIES                                           AS OF FEBRUARY 29, 1996
------------------------                                           ------------------------

BHM&S Total Return Bond Portfolio Institutional Class Shares.......................3
BHM&S Total Return Bond Portfolio Institutional Service Class Shares...............4
Chicago Asset Management Value/Contrarian Portfolio Institutional Class Shares.....7
Chicago Asset Management Intermediate Bond Portfolio Institutional Class Shares....6
IRC Enhanced Index Portfolio Institutional Class Shares............................4
MJI Global Bond Portfolio Institutional Class Shares...............................1
MJI International Equity Portfolio Institutional Class Shares.....................40
Newbold's Equity Portfolio Institutional Class Shares.............................21
TJ Core Equity Portfolio Institutional Service Class Shares........................3



ITEM 27.  INDEMNIFICATION

Reference is made to Article VI of Registrant's Declaration of Trust, which is incorporated herein by reference. Registrant hereby also makes the undertaking consistent with Rule 484 under the Securities Act of 1933, as amended.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Reference is made to the caption "Fund Management and Administration" in the Prospectuses constituting Part A of this Registration Statement and "Investment Adviser" in Part B of this Registration Statement. The information required by this Item 28 with respect to each director, officer, or partner of each investment adviser of the Registrant is incorporated by reference to the Forms ADV filed by the investment advisers listed below with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended, on the dates and under the File numbers indicated:


INVESTMENT ADVISER                          DATE FILED            FILE NO.
------------------                          ----------            --------
Chicago Asset Management Company           March 7, 1996          801-20197

Murray Johnstone International Ltd.        May 5, 1995            801-34926

Newbold's Asset Management, Inc.           April 6, 1995          801-33560

Tom Johnson Investment Management, Inc.    March 25, 1995         801-42549

Dwight Asset Management Company            April 10, 1995         801-45304

Lotsoff Capital Management                 April 10, 1995         801-19825

Investment Research Company                April 16, 1995         801-31292

Hanson Investment Management Company       April 10, 1995         801-14817

Barrow, Hanley, Mewhinney & Strauss, Inc.  April 4, 1995          801-31237


Chicago Asset Management Company, Murray Johnstone International Ltd., Newbold's Asset Management, Inc., Tom Johnson Investment Management, Inc., Dwight Asset Management Company, Investment Research Company, Hanson Investment Management Company and Barrow, Hanley, Mewhinney & Strauss, Inc. are wholly-owned affiliates of United Asset Management Corporation ("UAM"), a Delaware Corporation owning firms engaged primarily in institutional investment management.

ITEM 29.  PRINCIPAL UNDERWRITERS


(a) UAM Fund Distributors, the firm which acts as sole distributor of the Registrant's shares, also acts as sole distributor for UAM Funds, Inc.


(b)  Not applicable.

(c)  Not applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS


The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be maintained in the physical possession of the Registrant, the Registrant's Advisers, Registrant's Transfer and Administrative Agent (Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 02108) and the Registrant's Custodian Bank.


ITEM 31.  MANAGEMENT SERVICES

Not Applicable

ITEM 32.  UNDERTAKINGS

(a)       Not applicable

(b) (i) Registrant hereby undertakes to file a Post-Effective Amendment including reasonably current financial statements which need not be certified for the MJI Global Bond Portfolio, within four to six months from the effective date of the Portfolio.


     (ii) Registrant hereby undertakes to file a Post-Effective Amendment including reasonably current financial statements which need not be certified for the Dwight Principal Preservation Portfolio, within four to six months from the effective date of the Portfolio.



     (iii)Registrant hereby undertakes to file a Post-Effective Amendment including reasonably current financial statements which need not be certified for the IRC Enhanced Index Portfolio, within four to six months from the effective date of the Portfolio.



     (iv) Registrant hereby undertakes to file a Post-Effective Amendment including reasonably current financial statements which need not be certified for the Hanson Equity Portfolio and the BHM&S Total Return Bond Portfolios, within four to six months from the effective date of each such Portfolio.


(c) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

(d) Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of the removal of a Trustee or Trustees when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940, as amended, relating to shareholder communications.

                                  SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 13th day of March, 1996. The Registrant certifies that it meets all of the requirements for effectiveness of this Amendment pursuant to Rule 485(b) under the Securities Act of 1933.

                                           UAM FUNDS TRUST


                                                 *
                                           --------------------------
                                           Norton H. Reamer
                                           Chairman and President

    Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

            *                        , Chairman and President
------------------------------
Norton H. Reamer


            *                        , Trustee
------------------------------
Mary Rudie Barneby


            *                        , Trustee
------------------------------
John T. Bennett, Jr.


            *                        , Trustee
------------------------------
J. Edward Day


            *                        , Trustee
------------------------------
Philip D. English


            *                        , Trustee
------------------------------
William A. Humenuk


            *                        , Trustee
------------------------------
Peter M. Whitman, Jr.


 /s/ Robert R. Flaherty              , Treasurer and Principal
------------------------------         Financial and Accounting Officer
Robert R. Flaherty


 /s/ Karl O. Hartmann
------------------------------
* Karl O. Hartmann
(Attorney-in-Fact)

                               UAM FUNDS TRUST
                        (FORMERLY THE REGIS FUND II)

                         FILE NOS. 811-8544/33-79858


                        POST-EFFECTIVE AMENDMENT NO. 8


                                EXHIBIT INDEX



          EXHIBIT NO.                                  DESCRIPTION
          -----------                                  -----------

             1 (A)                           Certificate of Amendment to
                                             Certificate of Trust

             18                              Rule 18f-3 Multiple
                                             Class Plan

             27                              Financial Data Schedules
                                             for the period ended
                                             February 29, 1996